UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23748

John Hancock Asset-Based Lending Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	October 31
Date of reporting period:	October 31, 2023

ITEM 1. REPORT TO STOCKHOLDERS

Annual report
John Hancock
Asset-Based Lending Fund
Closed-end alternative
October 31, 2023

A message to shareholders
Dear shareholder,
U.S. bonds posted mixed results for the 12 months ended October 31, 2023. Bond yields rose sharply, putting downward pressure on bond prices, as recent economic and inflation data led to expectations that the U.S. Federal Reserve (Fed) would not be lowering short-term interest rates anytime soon. The Fed raised short-term rates in July—its tenth rate hike since March 2022, which boosted the federal funds rate target to its highest level in more than 22 years—then held rates steady at its policy meetings in September and October.
Intermediate- and long-term bond yields increased the most, with the 10-year U.S. Treasury bond yield rising to its highest level since 2007. From a sector perspective, residential mortgage-backed securities and U.S. Treasury securities declined the most.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Asset-Based Lending Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
5	A look at performance
7	Consolidated Fund’s investments
48	Consolidated financial statements
52	Consolidated financial highlights
55	Notes to consolidated financial statements
66	Report of independent registered public accounting firm
67	Tax information
68	Investment objective, principal investment strategies, and principal risks
75	Additional information
77	Trustees and Officers
79	More information
ANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide high current income and to a lesser extent capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/2023 (%)

The Intercontinental Exchange (ICE) Bank of America (BofA) 0-3 Month U.S. Treasury Bill Index tracks the performance of Treasury bills maturing in zero to three months.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-6020. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK ASSET-BASED LENDING FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Volatility in the bond markets
Despite continued interest-rate increases, bonds posted gains for the period amid easing inflationary pressures and a resilient U.S. economy.
The fund posted a gain for the period
The fund’s aircraft loan strategy, residential mortgage, commercial real estate, specialty finance, and consumer assets contributed to performance.
Structured credit reduced
An increase in private assets was funded with a reduction in structured credit.
PORTFOLIO COMPOSITION AS OF 10/31/2023 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	3

Management’s discussion of fund performance
How would you describe the investment backdrop during the 12 months ended October 31, 2023?
The period can be characterized by a notable tightening of lending standards driven by increasing interest rates and the resulting impact on the banking system. What has emerged is an environment offering the ability to achieve attractive rates of return with high asset coverage ratios and strong cashflows. The opportunity in private asset-based lending (ABL) opportunities is now broad based across sectors and spans both primary origination and secondary market opportunities.
How did the fund perform in this environment?
The fund has exhibited stable performance focused on asset-based investments with attractive return versus risk characteristics driven by high cashflows and robust asset coverage ratios. The private asset-based investments have performed as underwritten, including a notably positive contributor in the aircraft loan strategy. Residential mortgage, commercial real estate, specialty finance (financing that takes place outside of the traditional banking system), and consumer assets have demonstrated stable returns. The structured credit securities allocation in the portfolio was reduced as the fund ramped into private assets, but meanwhile has exhibited positive performance with low volatility and duration exposure.
As we ramp into these private assets, we have managed liquidity in the portfolio utilizing investment-grade structured securities. These securities offer relatively attractive yields with low duration exposure and have proven to be resilient to the U.S. Federal Reserve’s interest-rate hiking cycle. Futures, used to manage duration of the portfolio, also contributed to overall performance.
MANAGED BY

Ed Cong
Louis Hanover
Andrew Springer
The views expressed in this report are exclusively those of the portfolio management team at Marathon Asset Management, LP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
4	JOHN HANCOCK ASSET-BASED LENDING FUND | ANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2023

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception (7-11-22)	Since inception (7-11-22)
Class I1	6.40	4.21	5.55
Class D1	4.65	2.83	3.72
Class S1	1.86	0.60	0.78
Index†	4.86	4.21	5.55
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class D shares of 1.5% and on Class S shares of 3.5%. Sales charges are not applicable to Class I shares.
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–6020 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the ICE BofA 0-3 Month U.S. Treasury Bill Index.
See the following page for footnotes.
ANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Asset-Based Lending Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the ICE BofA 0-3 Month U.S. Treasury Bill Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class D1	7-11-22	10,372	10,528	10,555
Class S1	7-11-22	10,078	10,446	10,555
The Intercontinental Exchange (ICE) Bank of America (BofA) 0-3 Month U.S. Treasury Bill Index tracks the performance of Treasury bills maturing in zero to three months.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
1 For certain types of investors, as described in the fund’s prospectus.
6	JOHN HANCOCK ASSET-BASED LENDING FUND | ANNUAL REPORT

Consolidated Fund’s investments
AS OF 10-31-23
	Rate (%)	Maturity date	Par value^	Value
Asset backed securities 40.8%				$46,355,148
(Cost $46,166,747)
Asset backed securities 8.4%				9,545,902
Exeter Automobile Receivables Trust
Series 2022-5A, Class D	7.400	02-15-29	3,500,000	3,496,502
Freedom Financial Freed Trust
Series 2022-4FP, Class D (A)	7.400	12-18-29	2,000,000	1,979,189
Prosper Marketplace Issuance Trust
Series 2023-1A, Class C (A)	8.290	07-16-29	1,900,000	1,899,397
Theorem Funding Trust
Series 2022-2A, Class A (A)	6.060	12-15-28	795,619	788,899
Westlake Automobile Receivables Trust
Series 2023-1A, Class D (A)	6.790	11-15-28	1,400,000	1,381,915
Collateralized loan obligations 8.8%				10,013,648
Cedar Funding VII CLO, Ltd.
Series 2018-7A, Class A2 (3 month CME Term SOFR + 1.392%) (A)(B)	6.807	01-20-31	2,000,000	1,980,992
Elmwood CLO X, Ltd.
Series 2021-3A, Class B (3 month CME Term SOFR + 1.862%) (A)(B)	7.277	10-20-34	2,500,000	2,467,538
KKR CLO 18, Ltd.
Series 2018, Class AR (3 month CME Term SOFR + 1.202%) (A)(B)	6.597	07-18-30	702,464	698,250
Magnetite XXI, Ltd.
Series 2019-21A, Class BR (3 month CME Term SOFR + 1.612%) (A)(B)	7.027	04-20-34	2,500,000	2,418,465
Neuberger Berman Loan Advisers CLO 34, Ltd.
Series 2019-34A, Class BR (3 month CME Term SOFR + 1.750%) (A)(B)	7.166	01-20-35	2,500,000	2,448,403
Commercial mortgage backed securities 16.6%				18,796,059
Arbor Realty Commercial Real Estate Notes, Ltd.
Series 2022-FL2, Class D (1 month CME Term SOFR + 4.350%) (A)(B)	9.685	05-15-37	2,500,000	2,432,874
BDS, Ltd.
Series 2020-FL5, Class B (1 month CME Term SOFR + 1.914%) (A)(B)	7.249	02-16-37	1,000,000	984,614
BPCRE, Ltd.
Series 2022-FL2, Class AS (1 month CME Term SOFR + 3.100%) (A)(B)	8.435	01-16-37	1,000,000	999,810
BX Commercial Mortgage Trust
Series 2021-VOLT, Class E (1 month CME Term SOFR + 2.114%) (A)(B)	7.449	09-15-36	2,000,000	1,896,259
GPMT, Ltd.
Series 2021-FL4, Class D (1 month CME Term SOFR + 2.964%) (A)(B)	8.303	12-15-36	2,000,000	1,760,788
La Quinta Mortgage Trust
Series 2023-LAQ, Class D (1 month CME Term SOFR + 4.188%) (A)(B)	9.523	03-15-36	1,357,973	1,340,182
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	7

	Rate (%)	Maturity date	Par value^	Value
Commercial mortgage backed securities (continued)
MF1, Ltd.
Series 2022-FL8, Class AS (1 month CME Term SOFR + 1.750%) (A)(B)	7.084	02-19-37	1,500,000	$1,467,927
Ready Capital Mortgage Financing LLC
Series 2021-FL6, Class AS (1 month CME Term SOFR + 1.314%) (A)(B)	6.639	07-25-36	2,500,000	2,418,689
Shelter Growth Issuer, Ltd.
Series 2023-FL5, Class D (1 month CME Term SOFR + 6.359%) (A)(B)	11.693	05-19-38	4,000,000	3,992,030
SMRT
Series 2022-MINI, Class D (1 month CME Term SOFR + 1.950%) (A)(B)	7.285	01-15-39	1,070,000	1,012,362
TRTX Issuer, Ltd.
Series 2019-FL3, Class B (1 month CME Term SOFR + 1.864%) (A)(B)	7.200	10-15-34	496,900	490,524
Residential mortgage backed securities 7.0%				7,999,539
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%) (A)(B)	6.821	10-25-41	1,351,480	1,330,957
Series 2023-DNA1, Class M1A (30 day Average SOFR + 2.100%) (A)(B)	7.421	03-25-43	2,330,562	2,346,432
Federal National Mortgage Association
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%) (A)(B)	7.721	12-25-42	2,044,415	2,068,011

Series 2023-R02, Class 1M1 (30 day Average SOFR + 2.300%) (A)(B)	7.621	01-25-43	2,225,749	2,254,139
Residential loans 20.4%				$23,124,709
(Cost $23,160,173)
JH Residential Whole Loan Trust (C)(D) 11.5%				12,986,674
Bank of America, Loan ID - R1D2138800 (E)	4.125	07-01-49	253,495	183,701
Bank of America, Loan ID - R1D2189860	4.125	08-01-35	130,913	94,869
Bank of America, Loan ID - R1D2196022	5.028	12-18-50	95,004	68,847
Bank of America, Loan ID - R1D2207514 (F)	8.875	11-01-34	24,305	17,613
Bank of America, Loan ID - R1D2223768 (E)	3.500	04-01-57	74,772	54,185
Bank of America, Loan ID - R1D2226308	9.882	05-03-37	75,623	54,802
Bank of America, Loan ID - R1D2231928	4.000	06-01-47	201,073	145,712
Bank of America, Loan ID - R1D3102002750	9.625	12-01-39	45,118	36,546
Bank of America, Loan ID - R1D3109974439	9.000	10-01-29	226,717	183,642
Bank of America, Loan ID - R1D3112231884	8.000	08-25-30	9,972	8,078
Bank of America, Loan ID - R1D3112661216 (E)	10.500	09-01-29	274,896	222,668
Bank of America, Loan ID - R1D3112822840	9.625	12-25-30	11,862	9,608
Bank of America, Loan ID - R1D3120441715	8.000	11-01-34	7,219	5,847
Bank of America, Loan ID - R1D3120454373	8.000	07-01-36	300	243
Bank of America, Loan ID - R1D3121930679	3.750	02-01-31	127,003	102,873
Bank of America, Loan ID - R1D320025752	11.875	02-01-28	3,387	2,744
Bank of America, Loan ID - R1D320064974 (F)	3.500	04-01-31	11,192	9,066
8	JOHN HANCOCK ASSET-BASED LENDING FUND | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D320069911	10.750	03-01-37	18,036	$14,609
Bank of America, Loan ID - R1D320115934	12.000	09-25-27	3,807	3,084
Bank of America, Loan ID - R1D320218223	8.250	04-01-61	15,498	12,553
Bank of America, Loan ID - R1D320231804 (F)	4.500	04-01-31	135,304	109,597
Bank of America, Loan ID - R1D320303063	8.250	06-01-35	26,659	21,594
Bank of America, Loan ID - R1D320346630	10.750	06-01-36	4,299	3,482
Bank of America, Loan ID - R1D320362149	8.250	08-25-27	4,117	3,335
Bank of America, Loan ID - R1D320365882	8.625	03-01-62	1,276	1,034
Bank of America, Loan ID - R1D320385022	10.125	06-01-49	4,027	3,262
Bank of America, Loan ID - R1D320385105	10.250	10-01-40	11,497	9,313
Bank of America, Loan ID - R1D320404870	9.875	07-01-38	25,565	20,708
Bank of America, Loan ID - R1D320426786	8.250	08-01-31	12,921	10,466
Bank of America, Loan ID - R1D320575652	10.125	09-01-31	6,520	5,281
Bank of America, Loan ID - R1D320644951	10.500	08-01-46	3,453	2,797
Bank of America, Loan ID - R1D320669345	9.375	04-01-35	25,402	20,576
Bank of America, Loan ID - R1D320677076	11.250	11-01-53	2,634	2,134
Bank of America, Loan ID - R1D320678199	11.750	09-01-24	1,552	1,257
Bank of America, Loan ID - R1D320680408	8.250	09-01-54	2,737	2,217
Bank of America, Loan ID - R1D320904215	10.000	06-01-41	3,919	3,174
Bank of America, Loan ID - R1D321022384	10.750	01-01-37	4,087	3,310
Bank of America, Loan ID - R1D321026906	11.750	12-01-36	5,631	4,561
Bank of America, Loan ID - R1D321079876	8.625	10-25-27	14,749	11,947
Bank of America, Loan ID - R1D321106165 (F)	10.500	03-01-37	3,168	2,566
Bank of America, Loan ID - R1D321118983	9.000	04-01-24	7,513	6,085
Bank of America, Loan ID - R1D321137655	10.125	06-01-24	5,450	4,414
Bank of America, Loan ID - R1D321149797	10.750	01-01-38	3,917	3,173
Bank of America, Loan ID - R1D321159892	8.250	12-01-26	9,333	7,560
Bank of America, Loan ID - R1D321184120	10.125	01-01-52	2,485	2,013
Bank of America, Loan ID - R1D321201221	8.250	07-01-25	12,134	9,829
Bank of America, Loan ID - R1D321202019 (F)	10.750	10-01-35	6,439	5,215
Bank of America, Loan ID - R1D321268831	8.625	01-01-28	6,695	5,423
Bank of America, Loan ID - R1D321284414	8.750	10-01-27	6,520	5,281
Bank of America, Loan ID - R1D321285469	0.000	06-01-24	16,161	13,090
Bank of America, Loan ID - R1D321300638	10.750	05-01-36	3,881	3,143
Bank of America, Loan ID - R1D321302928	8.500	04-01-32	4,011	3,249
Bank of America, Loan ID - R1D321313401	14.375	09-25-27	2,048	1,658
Bank of America, Loan ID - R1D321360714	11.250	10-01-27	5,508	4,462
Bank of America, Loan ID - R1D321366583 (F)	10.125	08-01-37	5,188	4,202
Bank of America, Loan ID - R1D321458571 (E)	5.625	05-01-26	19,453	15,757
Bank of America, Loan ID - R1D321462500	8.250	02-01-29	57,470	46,551
Bank of America, Loan ID - R1D321466689	10.750	11-01-43	2,865	2,320
Bank of America, Loan ID - R1D321477062	8.250	12-25-27	9,810	7,946
Bank of America, Loan ID - R1D321481073	10.125	01-01-37	6,794	5,503
Bank of America, Loan ID - R1D321567782	10.125	07-01-35	7,217	5,845
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	9

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D321624039	11.875	04-01-28	1,676	$1,358
Bank of America, Loan ID - R1D321657284	8.250	07-01-30	10,223	8,280
Bank of America, Loan ID - R1D321672554 (F)	4.250	02-01-24	69,478	56,278
Bank of America, Loan ID - R1D321680064	8.625	01-01-28	5,717	4,631
Bank of America, Loan ID - R1D321747032	10.500	02-01-26	5,392	4,368
Bank of America, Loan ID - R1D321772642	12.875	07-01-24	7,963	6,450
Bank of America, Loan ID - R1D321778497	10.750	09-01-25	3,770	3,054
Bank of America, Loan ID - R1D321802346 (F)	10.500	07-01-42	5,868	4,753
Bank of America, Loan ID - R1D321804787	11.250	11-25-27	9,880	8,003
Bank of America, Loan ID - R1D321818469	12.875	05-01-30	8,485	6,873
Bank of America, Loan ID - R1D321840548	10.500	01-01-27	9,648	7,815
Bank of America, Loan ID - R1D321918874	11.875	10-01-37	4,869	3,944
Bank of America, Loan ID - R1D321954813 (F)	10.750	05-01-24	5,388	4,364
Bank of America, Loan ID - R1D322074278	8.500	11-01-35	14,214	11,514
Bank of America, Loan ID - R1D322178401	9.000	05-01-29	23,326	18,894
Bank of America, Loan ID - R1D322667123	8.750	02-25-28	16,378	13,266
Bank of America, Loan ID - R1D322720318	8.250	07-01-38	34,551	27,987
Bank of America, Loan ID - R1D323504157	3.625	02-01-24	22,945	18,586
Bank of America, Loan ID - R1D323613087	0.000	10-01-31	12,875	10,429
Bank of America, Loan ID - R1D324031544	9.875	04-01-30	23,055	18,675
Bank of America, Loan ID - R1D325026231	10.875	07-01-32	35,160	28,480
Bank of America, Loan ID - R1D325438993	8.250	04-01-32	11,084	8,978
Bank of America, Loan ID - R1D32679861	10.750	12-01-37	3,740	3,029
Bank of America, Loan ID - R1D326967519 (E)	8.750	02-01-30	22,576	18,287
Bank of America, Loan ID - R1D329040818 (F)	8.500	09-01-48	456	369
Bank of America, Loan ID - R1D329279749	9.375	02-01-37	9,812	7,948
Bank of America, Loan ID - R1D329878981 (F)	3.625	11-01-29	18,594	15,061
Bank of America, Loan ID - R1D329973216	4.750	08-01-34	20,324	16,462
Bank of America, Loan ID - R1D330270792	4.000	06-25-28	134,503	108,948
Bank of America, Loan ID - R1D330690727	11.250	09-01-38	4,653	3,769
Bank of America, Loan ID - R1D331070648	8.625	05-01-37	8,157	6,607
Bank of America, Loan ID - R1D331184438	4.750	06-01-28	10,772	8,726
Bank of America, Loan ID - R1D331351411	8.000	11-01-37	36,294	29,398
Bank of America, Loan ID - R1D331458114	3.500	05-25-28	11,163	9,042
Bank of America, Loan ID - R1D331576772	10.500	12-25-28	3,569	2,891
Bank of America, Loan ID - R1D332383020	8.625	07-01-26	5,930	4,803
Bank of America, Loan ID - R1D332396107	1.000	06-01-28	21,384	17,321
Bank of America, Loan ID - R1D332409260 (F)	8.625	06-01-26	57	46
Bank of America, Loan ID - R1D333118907	8.625	11-01-28	10,927	8,851
Bank of America, Loan ID - R1D333435452 (F)	10.500	11-01-24	7,785	6,306
Bank of America, Loan ID - R1D334715743 (F)	6.500	12-01-36	17,003	13,772
Bank of America, Loan ID - R1D335198863	10.750	02-01-47	10,734	8,694
Bank of America, Loan ID - R1D336843934	10.000	07-01-57	4,794	3,884
Bank of America, Loan ID - R1D337634748	8.500	06-01-28	6,430	5,208
10	JOHN HANCOCK ASSET-BASED LENDING FUND | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D338003284 (F)	11.125	09-01-41	24,411	$19,773
Bank of America, Loan ID - R1D338042145	11.750	10-01-36	9,202	7,454
Bank of America, Loan ID - R1D338351772	3.125	06-01-53	205	166
Bank of America, Loan ID - R1D338449032 (F)	8.500	11-01-39	643	521
Bank of America, Loan ID - R1D338549417	11.750	09-25-28	11,757	9,523
Bank of America, Loan ID - R1D33861070	8.000	01-01-27	21,468	17,389
Bank of America, Loan ID - R1D33868215 (E)	9.250	12-25-28	11,310	9,161
Bank of America, Loan ID - R1D338772808	10.125	02-01-25	5,062	4,100
Bank of America, Loan ID - R1D338898471	9.000	10-01-37	7,033	5,697
Bank of America, Loan ID - R1D339013845	12.375	06-01-24	5,607	4,541
Bank of America, Loan ID - R1D339053586	10.750	01-01-26	2,450	1,985
Bank of America, Loan ID - R1D339156671	10.750	06-01-27	11,614	9,408
Bank of America, Loan ID - R1D339162089	11.750	10-01-25	9,837	7,968
Bank of America, Loan ID - R1D339392762	8.625	07-01-38	5,874	4,758
Bank of America, Loan ID - R1D339696568	10.125	10-01-28	12,195	9,878
Bank of America, Loan ID - R1D339751518	9.750	07-01-30	7,346	5,950
Bank of America, Loan ID - R1D339845590	11.000	11-01-35	2,058	1,667
Bank of America, Loan ID - R1D339870995	12.375	10-25-28	6,249	5,062
Bank of America, Loan ID - R1D339997495	11.750	08-01-31	9,485	7,683
Bank of America, Loan ID - R1D340114252 (F)	4.625	10-01-28	22,899	18,548
Bank of America, Loan ID - R1D340118397 (F)	11.500	02-01-62	1,209	979
Bank of America, Loan ID - R1D340286517	11.250	12-01-34	10,417	8,438
Bank of America, Loan ID - R1D340328413	8.750	06-01-48	5,493	4,449
Bank of America, Loan ID - R1D340556545	8.250	08-01-32	16,375	13,264
Bank of America, Loan ID - R1D340561323	9.250	02-25-29	7,133	5,778
Bank of America, Loan ID - R1D340682846	4.000	02-01-35	30,621	24,803
Bank of America, Loan ID - R1D340799167	9.625	03-01-25	67,613	54,767
Bank of America, Loan ID - R1D340884636	10.750	09-01-37	9,638	7,807
Bank of America, Loan ID - R1D341154994	10.125	02-01-35	3,582	2,902
Bank of America, Loan ID - R1D341172732	10.750	03-01-25	6,873	5,567
Bank of America, Loan ID - R1D341220853	11.750	10-25-28	16,239	13,153
Bank of America, Loan ID - R1D341275604 (F)	11.750	09-01-24	2,720	2,203
Bank of America, Loan ID - R1D341322613	11.750	12-01-60	2,797	2,266
Bank of America, Loan ID - R1D341390326	11.875	11-01-37	5,038	4,081
Bank of America, Loan ID - R1D341457276	11.750	02-01-28	13,389	10,845
Bank of America, Loan ID - R1D341465565	8.250	10-25-28	5,082	4,116
Bank of America, Loan ID - R1D341636404	10.750	11-25-28	13,116	10,624
Bank of America, Loan ID - R1D344823261	10.750	12-01-30	793	642
Bank of America, Loan ID - R1D344880025	10.750	09-01-24	10,816	8,761
Bank of America, Loan ID - R1D344899622	8.250	07-01-29	40,245	32,599
Bank of America, Loan ID - R1D344988281 (F)	8.000	12-01-28	18,066	14,633
Bank of America, Loan ID - R1D345001301	8.500	05-01-25	14,962	12,119
Bank of America, Loan ID - R1D345104108	11.250	07-25-29	18,989	15,381
Bank of America, Loan ID - R1D345110610 (F)	4.250	01-01-30	51,590	41,788
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	11

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D345137370	10.125	11-01-38	4,742	$3,841
Bank of America, Loan ID - R1D345207689	10.625	01-01-52	6,254	5,066
Bank of America, Loan ID - R1D345296610	10.125	04-01-28	18,688	15,137
Bank of America, Loan ID - R1D345477899	10.250	11-01-36	2,408	1,950
Bank of America, Loan ID - R1D345587535 (F)	9.875	11-01-36	27,910	22,608
Bank of America, Loan ID - R1D345602157	13.125	03-01-37	19,490	15,787
Bank of America, Loan ID - R1D345670228	10.125	11-25-28	5,074	4,110
Bank of America, Loan ID - R1D345744745	10.125	08-01-33	9,583	7,762
Bank of America, Loan ID - R1D345756898 (F)	6.625	04-01-25	6,622	5,364
Bank of America, Loan ID - R1D345890887	10.125	02-01-62	3,923	3,178
Bank of America, Loan ID - R1D345901395	10.750	03-01-24	6,840	5,540
Bank of America, Loan ID - R1D345907416	10.125	07-01-31	15,243	12,347
Bank of America, Loan ID - R1D345924792	3.750	05-01-35	52,902	42,851
Bank of America, Loan ID - R1D345932279	10.500	12-25-28	5,007	4,056
Bank of America, Loan ID - R1D345950224	9.000	09-05-33	1,993	1,614
Bank of America, Loan ID - R1D345954233	10.500	08-01-24	9,219	7,468
Bank of America, Loan ID - R1D346002313	3.625	09-01-35	121,745	98,614
Bank of America, Loan ID - R1D346131763	9.500	08-01-28	32,386	26,233
Bank of America, Loan ID - R1D346134156	3.500	06-01-30	25,961	21,029
Bank of America, Loan ID - R1D346443425	10.750	09-01-40	6,054	4,904
Bank of America, Loan ID - R1D346466520	11.750	05-01-36	9,191	7,445
Bank of America, Loan ID - R1D346560458	3.625	12-01-28	17,089	13,842
Bank of America, Loan ID - R1D346861677 (F)	11.000	07-01-24	6,412	5,194
Bank of America, Loan ID - R1D347017838	11.750	04-01-38	5,199	4,211
Bank of America, Loan ID - R1D347088470	10.500	02-01-25	3,984	3,227
Bank of America, Loan ID - R1D347102384	8.250	12-25-28	7,162	5,801
Bank of America, Loan ID - R1D347304802	3.750	01-25-29	125,292	101,487
Bank of America, Loan ID - R1D347307643	10.625	01-01-29	17,004	13,773
Bank of America, Loan ID - R1D347309299 (F)	11.500	11-01-45	14,419	11,680
Bank of America, Loan ID - R1D347380108	11.375	03-01-26	9,768	7,912
Bank of America, Loan ID - R1D347661162	8.625	07-01-25	5,406	4,379
Bank of America, Loan ID - R1D347671501	10.000	12-01-32	29,036	23,520
Bank of America, Loan ID - R1D347751726	8.750	12-25-28	10,707	8,673
Bank of America, Loan ID - R1D347751887 (E)	8.250	11-25-28	17,679	14,320
Bank of America, Loan ID - R1D347806979	8.000	06-01-36	9,832	7,964
Bank of America, Loan ID - R1D347878229	9.500	10-05-33	9,773	7,916
Bank of America, Loan ID - R1D348024808	7.500	09-01-24	37,633	30,483
Bank of America, Loan ID - R1D348084672	8.000	02-25-29	18,271	14,799
Bank of America, Loan ID - R1D348108123 (F)	8.000	07-01-29	94,270	76,359
Bank of America, Loan ID - R1D348198056	9.375	04-01-25	5,215	4,224
Bank of America, Loan ID - R1D348255384	12.625	06-01-35	7,611	6,165
Bank of America, Loan ID - R1D348299081	11.750	01-25-29	10,486	8,493
Bank of America, Loan ID - R1D348366548	11.750	12-01-36	1,380	1,118
Bank of America, Loan ID - R1D348672470 (F)	3.000	12-01-31	24,887	20,159
12	JOHN HANCOCK ASSET-BASED LENDING FUND | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D348696252	11.000	03-01-28	10,105	$8,185
Bank of America, Loan ID - R1D348943151	11.250	05-01-37	10,466	8,478
Bank of America, Loan ID - R1D349043045	8.250	02-25-29	3,328	2,696
Bank of America, Loan ID - R1D349060460	10.500	05-25-29	6,700	5,427
Bank of America, Loan ID - R1D349228775	11.875	07-01-34	5,280	4,277
Bank of America, Loan ID - R1D349494107	8.250	11-01-37	12,745	10,323
Bank of America, Loan ID - R1D349499896	9.375	02-25-29	9,428	7,637
Bank of America, Loan ID - R1D351511643 (E)	4.500	10-01-28	132,791	107,561
Bank of America, Loan ID - R1D351675329	8.000	10-01-33	41,641	33,729
Bank of America, Loan ID - R1D351889492	8.250	09-01-28	54,518	44,160
Bank of America, Loan ID - R1D352062298	9.500	06-01-28	41,659	33,744
Bank of America, Loan ID - R1D352391377 (E)	9.000	02-01-34	32,336	26,192
Bank of America, Loan ID - R1D354260276	8.250	04-01-29	16,435	13,313
Bank of America, Loan ID - R1D354445591	8.750	03-01-27	11,844	9,593
Bank of America, Loan ID - R1D355097223	9.375	12-01-55	28,216	22,856
Bank of America, Loan ID - R1D355097959	5.000	08-01-25	124,490	100,838
Bank of America, Loan ID - R1D355188130	10.375	03-01-37	32,111	26,010
Bank of America, Loan ID - R1D355403629	11.875	05-01-48	3,051	2,471
Bank of America, Loan ID - R1D356146903 (F)	8.000	09-01-35	34,211	27,711
Bank of America, Loan ID - R1D356173883	8.250	09-01-30	45,550	36,896
Bank of America, Loan ID - R1D356181172	8.250	06-25-29	22,733	18,414
Bank of America, Loan ID - R1D356499075	10.750	03-01-24	6,245	5,058
Bank of America, Loan ID - R1D356699520	4.000	09-01-25	24,936	20,198
Bank of America, Loan ID - R1D356859476	8.500	04-01-24	13,973	11,319
Bank of America, Loan ID - R1D357357292	11.750	12-01-32	9,882	8,004
Bank of America, Loan ID - R1D359564954	3.750	12-01-30	106,954	86,633
Bank of America, Loan ID - R1D360095964	10.500	01-01-24	14,719	11,922
Bank of America, Loan ID - R1D360234127	8.250	01-01-37	30,941	25,062
Bank of America, Loan ID - R1D360265715	11.250	03-01-35	7,493	6,070
Bank of America, Loan ID - R1D36034652	10.250	11-01-35	7,704	6,240
Bank of America, Loan ID - R1D3610248	8.500	08-01-37	8,064	6,532
Bank of America, Loan ID - R1D361381490	8.250	02-01-27	18,742	15,181
Bank of America, Loan ID - R1D361469782	10.125	11-01-36	5,565	4,507
Bank of America, Loan ID - R1D3615168100 (F)	0.000	08-25-24	9,988	8,090
Bank of America, Loan ID - R1D361537011	4.130	05-25-29	213,661	173,067
Bank of America, Loan ID - R1D361608499	10.250	05-01-58	6,687	5,417
Bank of America, Loan ID - R1D36170513	10.125	05-01-29	2,400	1,944
Bank of America, Loan ID - R1D361739084	8.000	12-01-32	4,894	3,964
Bank of America, Loan ID - R1D361892055 (F)	11.250	01-01-32	16,621	13,463
Bank of America, Loan ID - R1D361936975	8.250	05-01-36	27,090	21,943
Bank of America, Loan ID - R1D361948846	9.500	09-01-51	6,016	4,873
Bank of America, Loan ID - R1D362044297	9.250	06-01-35	19,246	15,589
Bank of America, Loan ID - R1D362044305	9.250	05-01-31	19,252	15,594
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	13

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D362088294	8.750	08-01-24	83,931	$67,984
Bank of America, Loan ID - R1D362185211	8.250	05-25-29	62,987	51,020
Bank of America, Loan ID - R1D362633573	8.375	07-25-29	46,210	37,431
Bank of America, Loan ID - R1D362668892	3.875	06-01-25	36,813	29,819
Bank of America, Loan ID - R1D362733412 (F)	10.500	08-01-27	5,061	4,099
Bank of America, Loan ID - R1D362756193	10.125	06-25-29	4,653	3,769
Bank of America, Loan ID - R1D363207796	8.250	07-01-29	83,630	67,741
Bank of America, Loan ID - R1D363420996 (F)	11.000	05-25-29	13,411	10,863
Bank of America, Loan ID - R1D363599719	9.875	08-01-29	152,846	123,806
Bank of America, Loan ID - R1D363833514	8.625	05-01-28	12,946	10,486
Bank of America, Loan ID - R1D363873763 (F)	2.000	08-01-29	43,163	34,962
Bank of America, Loan ID - R1D363893233	3.750	05-01-30	157,965	127,952
Bank of America, Loan ID - R1D36389441	10.125	01-01-28	801	649
Bank of America, Loan ID - R1D363899752	11.750	11-01-37	9,214	7,463
Bank of America, Loan ID - R1D363904900	8.000	07-01-30	30,568	24,760
Bank of America, Loan ID - R1D364621981	9.500	12-01-47	3,862	3,128
Bank of America, Loan ID - R1D36487518	10.125	01-01-30	3,300	2,673
Bank of America, Loan ID - R1D36498874	10.875	11-01-35	2,883	2,335
Bank of America, Loan ID - R1D365497744	3.625	05-01-30	96,605	78,251
Bank of America, Loan ID - R1D365732055	8.250	02-01-48	7,936	6,428
Bank of America, Loan ID - R1D366122718	10.625	10-01-38	4,709	3,814
Bank of America, Loan ID - R1D366268863	10.125	10-01-27	3,101	2,512
Bank of America, Loan ID - R1D36627178	3.875	04-01-31	86,749	70,268
Bank of America, Loan ID - R1D366643686	9.375	09-25-29	49,559	40,143
Bank of America, Loan ID - R1D366683283	9.500	08-01-64	32,682	26,473
Bank of America, Loan ID - R1D366831278	8.000	08-25-29	35,745	28,953
Bank of America, Loan ID - R1D366865047	11.750	08-25-29	7,584	6,143
Bank of America, Loan ID - R1D366899536 (F)	4.875	12-01-35	39,941	32,353
Bank of America, Loan ID - R1D366957506	11.250	04-01-37	24,625	19,947
Bank of America, Loan ID - R1D367129539 (F)	10.125	03-01-25	11,111	9,000
Bank of America, Loan ID - R1D367146938	9.375	04-01-32	13,723	11,116
Bank of America, Loan ID - R1D367318342	10.125	07-01-27	5,392	4,367
Bank of America, Loan ID - R1D367340376	9.375	03-01-48	37,663	30,508
Bank of America, Loan ID - R1D36749564 (F)	11.500	06-01-35	18	14
Bank of America, Loan ID - R1D367593182	8.500	09-01-25	49,504	40,099
Bank of America, Loan ID - R1D367822183	8.625	08-25-29	14,904	12,072
Bank of America, Loan ID - R1D367978692	10.500	02-01-25	12,840	10,401
Bank of America, Loan ID - R1D367979468	10.625	09-01-28	13,188	10,682
Bank of America, Loan ID - R1D368071015	8.500	08-01-24	16,311	13,212
Bank of America, Loan ID - R1D368109493	10.500	02-01-49	2,094	1,696
Bank of America, Loan ID - R1D368227582 (F)	5.875	12-01-28	21,913	17,750
Bank of America, Loan ID - R1D368465662	10.500	06-01-26	3,948	3,198
Bank of America, Loan ID - R1D37065578	10.000	05-01-41	4,178	3,384
Bank of America, Loan ID - R1D37122842	9.375	12-01-43	1,573	1,274
14	JOHN HANCOCK ASSET-BASED LENDING FUND | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D378464847	9.875	09-25-29	19,160	$15,520
Bank of America, Loan ID - R1D381966162	8.250	08-01-37	32,823	26,587
Bank of America, Loan ID - R1D382472688 (E)	6.500	11-01-28	100,524	81,425
Bank of America, Loan ID - R1D382811963	3.875	02-01-36	119,967	97,174
Bank of America, Loan ID - R1D382866130 (F)	3.750	02-01-31	247,031	200,097
Bank of America, Loan ID - R1D382941259	9.750	03-01-48	10,810	8,756
Bank of America, Loan ID - R1D382964334	8.250	04-01-25	4,053	3,283
Bank of America, Loan ID - R1D383023953	8.000	07-01-28	51,297	41,550
Bank of America, Loan ID - R1D383930490	8.000	05-01-37	30,716	24,880
Bank of America, Loan ID - R1D383989247	8.000	01-01-34	17,036	13,799
Bank of America, Loan ID - R1D384203747	3.750	10-25-29	186,894	151,386
Bank of America, Loan ID - R1D384640739	8.875	12-01-30	15,691	12,710
Bank of America, Loan ID - R1D385022522	8.250	10-01-29	49,431	40,040
Bank of America, Loan ID - R1D386282717	8.625	11-25-29	10,554	8,549
Bank of America, Loan ID - R1D3907159	10.750	12-01-38	2,820	2,284
Bank of America, Loan ID - R1D396995685	4.375	03-01-26	513,641	416,062
Bank of America, Loan ID - R1D397015502	8.625	05-25-30	14,848	12,027
Bank of America, Loan ID - R1D39701670	14.375	04-01-28	9,813	7,949
Capital Asset Management, Loan ID - R1D1153882 (F)	3.900	09-01-47	69,028	47,040
Capital Asset Management, Loan ID - R1D1164563 (E)	2.496	07-01-50	495,713	337,813
Capital Asset Management, Loan ID - R1D1164608 (E)	9.020	01-01-39	78,688	53,623
Capital Asset Management, Loan ID - R1D1182587	3.000	09-01-54	102,318	69,726
Capital Asset Management, Loan ID - R1D1182798	5.050	12-01-60	124,709	84,985
Capital Asset Management, Loan ID - R1D1183348 (E)	4.000	05-01-48	41,111	28,016
Capital Asset Management, Loan ID - R1D1183623 (F)	12.375	11-01-36	55,011	37,488
Capital Asset Management, Loan ID - R1D1183665	9.000	02-01-62	322,796	219,975
Capital Asset Management, Loan ID - R1D1183940	4.000	07-01-56	110,888	75,566
Capital Asset Management, Loan ID - R1D1184084	2.000	02-01-49	47,627	32,456
Capital Asset Management, Loan ID - R1D1184204 (F)	12.375	12-01-36	67,467	45,977
Capital Asset Management, Loan ID - R1D1184992	4.000	11-10-43	34,182	23,294
Capital Asset Management, Loan ID - R1D1185065 (E)	3.000	02-01-62	73,595	50,153
Capital Asset Management, Loan ID - R1D1185111	4.000	08-01-53	85,605	58,337
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	15

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1185232	10.750	10-01-36	92,471	$63,016
Capital Asset Management, Loan ID - R1D1213420	7.650	03-01-37	53,703	36,597
Capital Asset Management, Loan ID - R1D1214687	9.000	01-01-52	146,400	99,767
Capital Asset Management, Loan ID - R1D1214825 (E)	10.250	02-01-37	133,583	91,032
Capital Asset Management, Loan ID - R1D1216036	10.000	03-19-62	47,185	32,155
Capital Asset Management, Loan ID - R1D1233673	11.000	02-15-27	10,422	7,102
Capital Asset Management, Loan ID - R1D1246972	6.950	11-01-35	21,201	14,448
Capital Asset Management, Loan ID - R1D1250210 (F)	7.350	04-15-32	152,155	103,689
Capital Asset Management, Loan ID - R1D1250878	7.500	10-25-38	6,481	4,417
Capital Asset Management, Loan ID - R1D1251042 (E)	6.000	07-05-41	42,665	29,075
Capital Asset Management, Loan ID - R1D1251693 (F)	5.000	01-06-26	10,058	6,854
Capital Asset Management, Loan ID - R1D1251729	4.000	04-06-29	19,120	13,030
Capital Asset Management, Loan ID - R1D1252559	5.500	08-10-37	57,046	38,875
Capital Asset Management, Loan ID - R1D1253196	4.250	12-01-49	25,344	17,271
Capital Asset Management, Loan ID - R1D1270166	4.500	08-01-27	5,743	3,914
Capital Asset Management, Loan ID - R1D1270232	6.696	12-01-32	9,479	6,459
Capital Asset Management, Loan ID - R1D1270489	4.999	02-01-25	7,809	5,321
Capital Asset Management, Loan ID - R1D1270661 (E)	4.625	04-01-24	3,310	2,256
Capital Asset Management, Loan ID - R1D1270777 (F)	4.000	03-01-34	73,562	50,130
Capital Asset Management, Loan ID - R1D1271079	4.999	10-01-38	34,162	23,281
Capital Asset Management, Loan ID - R1D1271156	4.875	02-01-40	40,085	27,316
Capital Asset Management, Loan ID - R1D1271259	4.250	09-01-24	5,254	3,580
Capital Asset Management, Loan ID - R1D1271288	3.875	05-01-27	12,258	8,353
Capital Asset Management, Loan ID - R1D1272159	11.496	04-01-28	15,324	10,443
Capital Asset Management, Loan ID - R1D1272438	4.999	05-01-41	16,523	11,260
16	JOHN HANCOCK ASSET-BASED LENDING FUND | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1273594	8.004	06-01-34	11,219	$7,645
Capital Asset Management, Loan ID - R1D1275196	10.690	04-01-25	1,810	1,234
Capital Asset Management, Loan ID - R1D1282178	3.500	11-01-38	66,439	45,276
Capital Asset Management, Loan ID - R1D1282763	4.500	12-01-36	16,278	11,093
Capital Asset Management, Loan ID - R1D1282909	2.000	06-01-50	23,792	16,213
Capital Asset Management, Loan ID - R1D1282990	7.000	11-01-34	15,331	10,448
Capital Asset Management, Loan ID - R1D1283326	4.000	05-01-36	87,813	59,842
Capital Asset Management, Loan ID - R1D1284156	4.000	11-01-49	30,402	20,718
Capital Asset Management, Loan ID - R1D1284260	4.500	11-01-36	20,704	14,109
Capital Asset Management, Loan ID - R1D1285038	7.750	11-01-37	104,753	71,386
Capital Asset Management, Loan ID - R1D1285155 (F)	4.625	01-01-38	1,643	1,120
Capital Asset Management, Loan ID - R1D1285269 (F)	7.625	04-01-38	132,384	90,216
Capital Asset Management, Loan ID - R1D1285308	9.125	12-01-38	33,402	22,762
Capital Asset Management, Loan ID - R1D1314052	2.000	06-01-48	77,286	52,668
Capital Asset Management, Loan ID - R1D1314469 (F)	5.000	08-22-31	1,351	920
Capital Asset Management, Loan ID - R1D1314557 (E)	12.514	11-12-21	6,074	4,139
Capital Asset Management, Loan ID - R1D1314706 (E)	4.000	08-03-46	87,139	59,382
Capital Asset Management, Loan ID - R1D1314775	4.000	10-28-37	22,968	15,652
Capital Asset Management, Loan ID - R1D1314892	2.000	07-28-33	10,165	6,927
Capital Asset Management, Loan ID - R1D1315361	4.000	11-10-39	55,138	37,575
Capital Asset Management, Loan ID - R1D1315396	4.000	06-28-26	2,740	1,867
Capital Asset Management, Loan ID - R1D1315613	5.000	05-28-24	1,007	687
Capital Asset Management, Loan ID - R1D1315686 (F)	4.000	09-28-40	28,979	19,748
Capital Asset Management, Loan ID - R1D1315846	13.000	06-21-24	2,253	1,535
Capital Asset Management, Loan ID - R1D1316119 (F)	15.500	02-16-26	7,327	4,993
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	17

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1316201	13.750	07-13-25	1,102	$751
Capital Asset Management, Loan ID - R1D1316526	12.990	08-04-24	2,083	1,420
Capital Asset Management, Loan ID - R1D1316742	3.500	07-25-42	35,963	24,507
Capital Asset Management, Loan ID - R1D1316856	15.080	06-23-24	4,653	3,171
Capital Asset Management, Loan ID - R1D1316964	6.000	07-01-57	55,436	37,778
Capital Asset Management, Loan ID - R1D1317365	4.000	02-01-48	31,246	21,293
Capital Asset Management, Loan ID - R1D1317596 (E)	6.000	07-02-34	44,629	30,413
Capital Asset Management, Loan ID - R1D1317620	7.000	05-01-32	81,107	55,272
Capital Asset Management, Loan ID - R1D1317738	3.000	06-01-58	76,270	51,975
Capital Asset Management, Loan ID - R1D1318197	2.000	08-09-37	53,886	36,722
Capital Asset Management, Loan ID - R1D1318692	0.000	10-14-27	4,666	3,180
Capital Asset Management, Loan ID - R1D1318890	0.000	03-27-33	9,429	6,426
Capital Asset Management, Loan ID - R1D1319206	0.001	09-13-25	2,844	1,938
Capital Asset Management, Loan ID - R1D1319235 (F)	0.001	03-28-24	1,077	734
Capital Asset Management, Loan ID - R1D1319347	0.000	11-12-24	1,176	802
Capital Asset Management, Loan ID - R1D1320040	0.000	01-12-28	4,179	2,848
Capital Asset Management, Loan ID - R1D1320277	0.000	03-29-25	1,315	896
Capital Asset Management, Loan ID - R1D1320523	14.875	09-23-25	4,220	2,876
Capital Asset Management, Loan ID - R1D1320554	0.000	06-12-28	3,881	2,645
Capital Asset Management, Loan ID - R1D1320600	0.000	01-19-30	4,915	3,349
Capital Asset Management, Loan ID - R1D1320611	0.000	06-18-53	12,851	8,757
Capital Asset Management, Loan ID - R1D1320655 (F)	0.000	03-21-26	2,362	1,610
Capital Asset Management, Loan ID - R1D1320758 (F)	0.000	12-15-34	5,896	4,018
Capital Asset Management, Loan ID - R1D1320769	0.000	07-28-30	5,425	3,697
Capital Asset Management, Loan ID - R1D1320882	0.001	10-15-27	5,096	3,473
18	JOHN HANCOCK ASSET-BASED LENDING FUND | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1329809	0.000	02-20-28	3,142	$2,141
Capital Asset Management, Loan ID - R1D1330166 (E)	0.000	04-15-23	70	48
Capital Asset Management, Loan ID - R1D1330294	11.000	12-01-24	3,718	2,533
Capital Asset Management, Loan ID - R1D1330308	0.000	11-01-37	18,065	12,311
Capital Asset Management, Loan ID - R1D1330504 (E)	0.000	09-15-31	13,227	9,014
Capital Asset Management, Loan ID - R1D1330858	16.000	07-01-36	59,121	40,289
Capital Asset Management, Loan ID - R1D1331024 (G)	12.389	01-15-23	14,346	9,777
Capital Asset Management, Loan ID - R1D1331435 (E)	13.930	04-04-24	19,840	13,520
Capital Asset Management, Loan ID - R1D1331710 (E)	0.000	11-01-35	36,265	24,713
Capital Asset Management, Loan ID - R1D1331723	5.000	10-01-51	44,710	30,468
Capital Asset Management, Loan ID - R1D1332032	0.000	08-01-35	12,080	8,232
Capital Asset Management, Loan ID - R1D1332281	0.000	04-01-35	14,615	9,960
Capital Asset Management, Loan ID - R1D1332368 (E)	0.000	06-01-26	15,375	10,478
Capital Asset Management, Loan ID - R1D1332371	0.000	08-01-38	28,329	19,305
Capital Asset Management, Loan ID - R1D1332645	10.000	09-01-31	12,797	8,721
Capital Asset Management, Loan ID - R1D1332898	0.000	03-01-37	23,886	16,277
Capital Asset Management, Loan ID - R1D1332973	10.000	08-01-38	9,958	6,786
Capital Asset Management, Loan ID - R1D1333226 (F)	0.000	09-01-25	42,517	28,974
Capital Asset Management, Loan ID - R1D1333231	0.000	08-01-37	13,443	9,161
Capital Asset Management, Loan ID - R1D1333549 (E)	12.990	07-01-20	9,579	6,528
Capital Asset Management, Loan ID - R1D1333604 (E)	0.000	12-01-37	60,233	41,047
Capital Asset Management, Loan ID - R1D1333763 (E)	0.000	08-19-18	3,478	2,370
Capital Asset Management, Loan ID - R1D1333871	14.128	04-13-47	18,854	12,848
Capital Asset Management, Loan ID - R1D1333909	9.000	11-01-31	33,215	22,635
Capital Asset Management, Loan ID - R1D1333910	11.000	05-01-29	19,212	13,093
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	19

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1333990 (E)	0.000	12-01-35	79,486	$54,168
Capital Asset Management, Loan ID - R1D1334016	10.000	06-01-36	6,879	4,688
Capital Asset Management, Loan ID - R1D1334151	4.950	11-15-24	1,142	778
Capital Asset Management, Loan ID - R1D1334290	14.442	08-11-24	17,028	11,604
Capital Asset Management, Loan ID - R1D1334425	0.000	10-01-37	24,466	16,673
Capital Asset Management, Loan ID - R1D1343795	8.625	06-01-35	6,713	4,575
Capital Asset Management, Loan ID - R1D1343906	0.000	08-01-33	44,174	30,103
Capital Asset Management, Loan ID - R1D1343962	0.000	12-01-32	37,787	25,751
Capital Asset Management, Loan ID - R1D1344031	6.500	05-01-47	74,415	50,711
Capital Asset Management, Loan ID - R1D1344132	6.375	05-01-36	73,259	49,924
Capital Asset Management, Loan ID - R1D1344220	4.000	02-01-48	85,659	58,374
Capital Asset Management, Loan ID - R1D1344325	4.880	03-01-28	7,476	5,095
Capital Asset Management, Loan ID - R1D1346422	0.000	10-01-41	41,237	28,102
Capital Asset Management, Loan ID - R1D1346464	0.000	02-01-28	13,146	8,959
Capital Asset Management, Loan ID - R1D1346507 (F)	0.000	03-01-36	39,590	26,979
Capital Asset Management, Loan ID - R1D1346637	0.000	07-01-27	8,524	5,809
Capital Asset Management, Loan ID - R1D1346756 (F)	3.250	06-25-26	4,809	3,277
Capital Asset Management, Loan ID - R1D1347209	4.875	05-28-31	99,873	68,060
Capital Asset Management, Loan ID - R1D1347245	0.000	09-19-27	20,638	14,064
Capital Asset Management, Loan ID - R1D1347265	0.000	09-01-47	114,927	78,319
Capital Asset Management, Loan ID - R1D1347290 (E)	0.000	08-28-45	40,566	27,644
Capital Asset Management, Loan ID - R1D1347456	5.000	06-12-36	185,381	126,332
Capital Asset Management, Loan ID - R1D1347704	7.250	08-22-31	7,209	4,913
Capital Asset Management, Loan ID - R1D1347760	0.000	04-15-49	50,722	34,565
Capital Asset Management, Loan ID - R1D1372678	14.726	11-15-24	12,958	8,831
20	JOHN HANCOCK ASSET-BASED LENDING FUND | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1372940 (F)	6.000	02-01-26	4,947	$3,371
Capital Asset Management, Loan ID - R1D1373064 (E)	14.090	03-01-23	5,782	3,941
Capital Asset Management, Loan ID - R1D1373109	14.300	01-01-35	13,696	9,333
Capital Asset Management, Loan ID - R1D1373336 (E)	4.250	07-01-22	9,057	6,172
Capital Asset Management, Loan ID - R1D1373352	10.720	12-01-28	12,703	8,656
Capital Asset Management, Loan ID - R1D1373527	5.000	10-01-24	6,513	4,438
Capital Asset Management, Loan ID - R1D1374120 (E)	13.249	06-01-21	2,632	1,794
Capital Asset Management, Loan ID - R1D1374601 (F)	9.996	06-01-28	11,090	7,557
Capital Asset Management, Loan ID - R1D1374845	14.442	02-01-27	8,949	6,099
Capital Asset Management, Loan ID - R1D1374951	4.000	04-26-32	11,864	8,085
Capital Asset Management, Loan ID - R1D1375028	14.350	06-01-29	12,501	8,519
Capital Asset Management, Loan ID - R1D1376601 (E)	5.250	08-01-21	6,784	4,623
Capital Asset Management, Loan ID - R1D1377044	11.004	05-01-24	4,781	3,258
Capital Asset Management, Loan ID - R1D1377352	14.310	07-01-27	11,428	7,787
Capital Asset Management, Loan ID - R1D1377549 (E)	14.310	01-01-22	13,357	9,103
Capital Asset Management, Loan ID - R1D1377633	8.556	01-01-29	7,029	4,790
Capital Asset Management, Loan ID - R1D1377868	14.730	03-03-24	6,512	4,438
Capital Asset Management, Loan ID - R1D1377871 (E)	14.600	10-01-21	7,058	4,809
Capital Asset Management, Loan ID - R1D1377909 (E)	14.069	04-01-22	10,567	7,201
Capital Asset Management, Loan ID - R1D1378049 (E)	11.004	07-01-19	9,393	6,401
Capital Asset Management, Loan ID - R1D1378988	13.961	05-01-24	4,903	3,341
Capital Asset Management, Loan ID - R1D1379024	14.442	05-01-24	6,747	4,598
Capital Asset Management, Loan ID - R1D1379215	10.692	04-01-32	12,862	8,765
Capital Asset Management, Loan ID - R1D1379345	14.069	07-01-24	13,533	9,222
Capital Asset Management, Loan ID - R1D1379406 (E)	5.750	09-01-25	8,389	5,717
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	21

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1379505 (E)	5.250	06-01-21	7,345	$5,005
Capital Asset Management, Loan ID - R1D1381089	14.290	01-01-27	9,214	6,279
Capital Asset Management, Loan ID - R1D1382459 (F)	11.290	09-01-24	8,526	5,811
Capital Asset Management, Loan ID - R1D1382688	10.480	10-01-28	5,818	3,965
Capital Asset Management, Loan ID - R1D1383326	11.450	08-01-30	9,803	6,680
Capital Asset Management, Loan ID - R1D1383898 (F)	13.000	03-01-28	9,226	6,287
Capital Asset Management, Loan ID - R1D1383904 (E)	14.447	04-01-26	12,699	8,654
Capital Asset Management, Loan ID - R1D1384406 (G)	14.148	07-01-23	9,112	6,210
Capital Asset Management, Loan ID - R1D1384420 (E)	14.350	02-01-24	11,159	7,604
Capital Asset Management, Loan ID - R1D1385696	13.400	11-01-40	9,150	6,236
Capital Asset Management, Loan ID - R1D1385744	13.340	12-22-31	12,144	8,276
Capital Asset Management, Loan ID - R1D1385799	11.100	09-01-31	18,396	12,536
Capital Asset Management, Loan ID - R1D1386024 (F)	8.688	05-01-28	6,917	4,713
Capital Asset Management, Loan ID - R1D1386273 (F)	9.960	11-01-28	9,337	6,363
Capital Asset Management, Loan ID - R1D1386378	14.140	08-01-25	4,593	3,130
Capital Asset Management, Loan ID - R1D1386617	14.140	05-15-29	10,006	6,819
Capital Asset Management, Loan ID - R1D1386680 (F)	11.000	02-19-34	13,074	8,910
Capital Asset Management, Loan ID - R1D1387438	12.996	04-01-27	7,696	5,245
Capital Asset Management, Loan ID - R1D1387610 (F)	13.656	09-23-32	14,231	9,698
Capital Asset Management, Loan ID - R1D1388178	12.000	06-01-25	5,948	4,053
Capital Asset Management, Loan ID - R1D1388286	6.996	01-01-31	15,640	10,658
Capital Asset Management, Loan ID - R1D1388781	14.660	12-20-35	14,095	9,605
Capital Asset Management, Loan ID - R1D138888	3.000	05-01-57	26,032	17,740
Capital Asset Management, Loan ID - R1D1388909 (E)	5.250	10-01-21	10,432	7,109
Capital Asset Management, Loan ID - R1D1388910	7.000	01-01-29	10,067	6,860
22	JOHN HANCOCK ASSET-BASED LENDING FUND | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1389180	11.060	03-01-27	15,086	$10,280
Capital Asset Management, Loan ID - R1D1390047	14.347	05-05-25	7,063	4,813
Capital Asset Management, Loan ID - R1D1390407 (E)	6.000	01-01-21	9,474	6,456
Capital Asset Management, Loan ID - R1D1391149 (E)	14.280	03-01-20	2,298	1,566
Capital Asset Management, Loan ID - R1D1391275	14.908	02-05-32	10,676	7,275
Capital Asset Management, Loan ID - R1D1391842 (F)	13.970	06-28-35	14,995	10,218
Capital Asset Management, Loan ID - R1D1392359	6.000	05-01-31	8,572	5,842
Capital Asset Management, Loan ID - R1D1392485 (E)	8.304	02-01-22	8,524	5,809
Capital Asset Management, Loan ID - R1D1392492	9.000	05-01-61	18,632	12,697
Capital Asset Management, Loan ID - R1D1392795 (E)	5.000	11-01-21	7,480	5,097
Capital Asset Management, Loan ID - R1D1392980 (E)	0.000	09-01-25	7,657	5,218
Capital Asset Management, Loan ID - R1D1393130 (E)	4.000	02-01-29	10,830	7,380
Capital Asset Management, Loan ID - R1D1393642 (E)	6.750	06-01-23	4,517	3,078
Capital Asset Management, Loan ID - R1D1394137	14.070	02-28-34	9,548	6,506
Capital Asset Management, Loan ID - R1D1394164	14.707	02-01-27	11,092	7,559
Capital Asset Management, Loan ID - R1D1394267 (E)	4.500	10-01-22	9,015	6,144
Capital Asset Management, Loan ID - R1D1394335	6.996	08-01-31	10,243	6,980
Capital Asset Management, Loan ID - R1D1394531	11.890	05-01-28	11,831	8,062
Capital Asset Management, Loan ID - R1D1395006	13.690	02-28-30	10,125	6,900
Capital Asset Management, Loan ID - R1D1395284	14.840	04-01-37	7,049	4,804
Capital Asset Management, Loan ID - R1D1395613 (E)	14.810	02-01-23	14,939	10,181
Capital Asset Management, Loan ID - R1D1399385 (E)	5.250	10-22-21	2,114	1,440
Capital Asset Management, Loan ID - R1D1400833	9.000	07-01-31	34,173	23,288
Capital Asset Management, Loan ID - R1D1401070 (F)	5.000	06-01-25	41,161	28,050
Capital Asset Management, Loan ID - R1D1401643	10.000	05-01-36	79,778	54,366
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	23

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1402424	11.000	10-01-31	15,151	$10,325
Capital Asset Management, Loan ID - R1D1402439	9.000	10-01-41	54,095	36,864
Capital Asset Management, Loan ID - R1D1403559	0.000	04-29-30	5,733	3,907
Capital Asset Management, Loan ID - R1D1404136	0.000	06-01-37	20,328	13,853
Capital Asset Management, Loan ID - R1D1404279	0.000	11-17-37	30,234	20,603
Capital Asset Management, Loan ID - R1D1404291	8.000	08-01-61	24,241	16,519
Capital Asset Management, Loan ID - R1D1404613 (E)	10.000	04-01-25	20,590	14,031
Capital Asset Management, Loan ID - R1D1405209	0.000	08-06-37	51,794	35,296
Capital Asset Management, Loan ID - R1D1405315	0.000	11-01-36	12,915	8,801
Capital Asset Management, Loan ID - R1D1405456	3.000	12-01-32	17,715	12,072
Capital Asset Management, Loan ID - R1D1405485 (E)	8.000	02-01-32	36,563	24,916
Capital Asset Management, Loan ID - R1D1406200 (E)	6.000	04-01-29	66,715	45,464
Capital Asset Management, Loan ID - R1D1406329 (E)	7.000	04-01-35	60,936	41,526
Capital Asset Management, Loan ID - R1D1407533	0.000	03-26-37	90,468	61,651
Capital Asset Management, Loan ID - R1D1407869	0.000	08-30-28	4,240	2,889
Capital Asset Management, Loan ID - R1D1408372	0.000	07-26-30	8,736	5,953
Capital Asset Management, Loan ID - R1D1409498	9.000	12-01-39	60,223	41,040
Capital Asset Management, Loan ID - R1D1409506	9.000	10-01-36	38,220	26,046
Capital Asset Management, Loan ID - R1D1409607	7.000	09-01-26	9,511	6,482
Capital Asset Management, Loan ID - R1D1410621	10.000	11-30-37	171,846	117,107
Capital Asset Management, Loan ID - R1D1493873 (F)	6.750	08-20-29	96,719	65,911
Capital Asset Management, Loan ID - R1D1493895	6.500	11-20-33	52,825	35,999
Capital Asset Management, Loan ID - R1D1494672	5.000	01-01-40	21,832	14,878
Capital Asset Management, Loan ID - R1D1495224	0.000	09-01-30	170,997	116,529
Capital Asset Management, Loan ID - R1D1495602	0.000	10-08-29	1,815	1,237
24	JOHN HANCOCK ASSET-BASED LENDING FUND | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1500901	0.000	09-29-25	1,948	$1,327
Capital Asset Management, Loan ID - R1D1526783	6.750	03-01-32	29,974	20,427
Capital Asset Management, Loan ID - R1D1538623	4.000	07-01-38	82,089	55,941
Capital Asset Management, Loan ID - R1D1538702	4.500	10-01-59	363,543	247,743
Capital Asset Management, Loan ID - R1D1582022	3.125	05-01-30	33,953	23,138
Capital Asset Management, Loan ID - R1D1582110	3.000	07-23-28	12,878	8,776
Capital Asset Management, Loan ID - R1D1582190 (E)	2.000	06-01-28	14,623	9,965
Capital Asset Management, Loan ID - R1D1582271 (E)	7.000	10-01-28	20,968	14,289
Capital Asset Management, Loan ID - R1D1582336	14.500	09-26-28	8,585	5,850
Capital Asset Management, Loan ID - R1D1582428	3.000	01-01-43	77,879	53,072
Capital Asset Management, Loan ID - R1D1582473	13.250	11-26-28	9,743	6,640
Capital Asset Management, Loan ID - R1D1582572	5.000	02-01-29	4,310	2,937
Capital Asset Management, Loan ID - R1D1582660	9.990	03-01-25	4,250	2,896
Capital Asset Management, Loan ID - R1D1582688 (F)	6.750	02-01-30	15,939	10,862
Capital Asset Management, Loan ID - R1D1582848 (E)	13.990	05-24-32	14,059	9,580
Capital Asset Management, Loan ID - R1D1582910	14.000	07-19-29	16,506	11,248
Capital Asset Management, Loan ID - R1D1583003	14.125	07-26-29	10,802	7,361
Capital Asset Management, Loan ID - R1D1583069	13.990	08-10-24	1,817	1,238
Capital Asset Management, Loan ID - R1D1583072	12.400	08-18-29	40,436	27,556
Capital Asset Management, Loan ID - R1D1583115	12.990	09-01-29	24,094	16,419
Capital Asset Management, Loan ID - R1D1583160	14.500	10-01-29	14,926	10,171
Capital Asset Management, Loan ID - R1D1583173	12.125	09-14-29	32,442	22,108
Capital Asset Management, Loan ID - R1D1583207 (F)	5.000	10-01-31	28,047	19,113
Capital Asset Management, Loan ID - R1D1583243	5.000	01-01-25	2,809	1,914
Capital Asset Management, Loan ID - R1D1583263	7.625	08-22-34	48,116	32,789
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	25

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1583276 (F)	4.000	04-01-31	25,834	$17,605
Capital Asset Management, Loan ID - R1D1583326 (F)	3.875	03-01-37	37,540	25,582
Capital Asset Management, Loan ID - R1D1583331	4.000	06-01-27	15,124	10,307
Capital Asset Management, Loan ID - R1D1583357	6.500	06-01-28	11,893	8,104
Capital Asset Management, Loan ID - R1D1583368	4.000	01-01-31	10,263	6,994
Capital Asset Management, Loan ID - R1D1583454	5.000	02-28-35	28,447	19,386
Capital Asset Management, Loan ID - R1D1583654	5.000	05-01-35	20,438	13,928
Capital Asset Management, Loan ID - R1D1583726	3.000	09-03-35	15,092	10,285
Capital Asset Management, Loan ID - R1D1583836	11.750	06-27-30	28,589	19,483
Capital Asset Management, Loan ID - R1D1583852 (F)	5.000	05-01-36	27,483	18,729
Capital Asset Management, Loan ID - R1D1583960	5.000	03-01-35	12,626	8,605
Capital Asset Management, Loan ID - R1D1584039	13.350	08-04-25	8,298	5,655
Capital Asset Management, Loan ID - R1D1584055	10.950	09-01-25	12,019	8,191
Capital Asset Management, Loan ID - R1D1584390	6.000	12-01-30	10,815	7,370
Capital Asset Management, Loan ID - R1D1584462 (E)	5.000	09-01-29	17,180	11,708
Capital Asset Management, Loan ID - R1D1584480	5.875	06-01-25	8,316	5,667
Capital Asset Management, Loan ID - R1D1584516	8.000	07-01-32	48,768	33,234
Capital Asset Management, Loan ID - R1D1584589	13.900	05-25-30	31,498	21,465
Capital Asset Management, Loan ID - R1D1584642	13.700	05-20-30	12,788	8,714
Capital Asset Management, Loan ID - R1D1584662	5.000	12-09-35	23,719	16,164
Capital Asset Management, Loan ID - R1D1584697	4.875	02-01-36	26,206	17,858
Capital Asset Management, Loan ID - R1D1584709 (E)	2.000	02-01-31	10,621	7,238
Capital Asset Management, Loan ID - R1D1584745	4.000	12-01-36	24,482	16,684
Capital Asset Management, Loan ID - R1D1584783	10.975	03-01-26	14,785	10,075
Capital Asset Management, Loan ID - R1D1584804	11.700	02-24-31	58,060	39,566
26	JOHN HANCOCK ASSET-BASED LENDING FUND | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1584828	12.375	04-01-31	20,135	$13,721
Capital Asset Management, Loan ID - R1D1584833	11.975	04-01-31	24,880	16,955
Capital Asset Management, Loan ID - R1D1584860	12.250	04-01-31	21,282	14,503
Capital Asset Management, Loan ID - R1D1584895	14.125	05-01-26	17,408	11,863
Capital Asset Management, Loan ID - R1D1584985	12.875	10-15-24	2,135	1,455
Capital Asset Management, Loan ID - R1D1585078 (F)	12.250	04-01-24	3,891	2,652
Capital Asset Management, Loan ID - R1D1585083	5.000	05-01-24	113	77
Capital Asset Management, Loan ID - R1D1585124	5.000	12-01-24	1,510	1,029
Capital Asset Management, Loan ID - R1D1585155	9.490	05-03-24	350	238
Capital Asset Management, Loan ID - R1D1585269	14.625	05-17-24	1,505	1,026
Capital Asset Management, Loan ID - R1D1585308	14.750	06-28-24	122	83
Capital Asset Management, Loan ID - R1D1585322	5.000	07-08-29	4,437	3,024
Capital Asset Management, Loan ID - R1D1585429	5.000	08-06-29	11,917	8,121
Capital Asset Management, Loan ID - R1D1585515	5.000	08-13-24	1,553	1,059
Capital Asset Management, Loan ID - R1D1585528	12.999	08-26-24	3,493	2,380
Capital Asset Management, Loan ID - R1D1585674	5.000	09-28-24	2,280	1,554
Capital Asset Management, Loan ID - R1D1585708	15.125	09-14-24	2,900	1,976
Capital Asset Management, Loan ID - R1D1585719	5.000	11-16-29	10,878	7,413
Capital Asset Management, Loan ID - R1D1585737	5.000	01-23-28	8,117	5,531
Capital Asset Management, Loan ID - R1D1585753	16.625	09-28-24	3,351	2,283
JH Residential Whole Loan Trust II (C)(D) 7.9%				8,993,702
Achieve, Loan ID - R21032529806	14.000	07-01-33	23,402	23,402
Achieve, Loan ID - R21032915287	11.750	10-01-38	57,300	57,300
Achieve, Loan ID - R21032915397	13.250	10-01-33	50,700	50,700
Achieve, Loan ID - R21032915410	14.500	10-01-38	36,200	36,200
Achieve, Loan ID - R21032915436	13.500	10-01-38	23,850	23,850
Achieve, Loan ID - R21032915481	13.500	10-01-33	30,300	30,300
Achieve, Loan ID - R21032915517	15.000	10-01-38	29,950	29,950
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	27

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R21032915588	11.750	10-01-33	42,550	$42,550
Achieve, Loan ID - R21032915630	14.000	10-01-38	65,150	65,150
Achieve, Loan ID - R21032915669	10.000	10-01-33	50,000	50,000
Achieve, Loan ID - R21032915724	13.250	10-01-33	40,700	40,700
Achieve, Loan ID - R21032915782	13.500	10-01-33	40,000	40,000
Achieve, Loan ID - R21032915834	13.750	10-01-33	33,650	33,650
Achieve, Loan ID - R21032916697	10.000	10-01-38	104,800	104,800
Achieve, Loan ID - R21032916707	10.000	10-01-38	81,250	81,250
Achieve, Loan ID - R21032916710	10.000	10-01-38	55,350	55,350
Achieve, Loan ID - R21032916736	12.250	10-01-33	66,200	66,200
Achieve, Loan ID - R21032916765	12.750	10-01-33	56,050	56,050
Achieve, Loan ID - R21032916781	13.250	10-01-33	22,950	22,950
Achieve, Loan ID - R21032916804	13.750	10-01-33	50,150	50,150
Achieve, Loan ID - R21032916859	14.000	10-01-38	51,800	51,800
Achieve, Loan ID - R21032916862	14.000	10-01-38	44,400	44,400
Achieve, Loan ID - R21032916875	14.250	10-01-33	26,500	26,500
Achieve, Loan ID - R21032916927	15.000	10-01-38	26,750	26,750
Achieve, Loan ID - R21032927686	15.000	10-01-38	18,650	18,650
Achieve, Loan ID - R21032927709	15.000	10-01-38	31,800	31,800
Achieve, Loan ID - R21032927770	13.750	10-01-33	42,000	42,000
Achieve, Loan ID - R21032927819	14.250	10-01-33	19,000	19,000
Achieve, Loan ID - R21032927835	14.250	10-01-33	80,500	80,500
Achieve, Loan ID - R21032927864	14.250	10-01-33	44,500	44,500
Achieve, Loan ID - R21032927877	14.250	10-01-33	150,000	150,000
Achieve, Loan ID - R21032927903	15.250	10-01-33	23,300	23,300
Achieve, Loan ID - R21032927929	14.250	10-01-33	68,000	68,000
Achieve, Loan ID - R21032927945	13.250	10-01-33	46,300	46,300
Achieve, Loan ID - R21032927958	13.750	10-01-33	34,800	34,800
Achieve, Loan ID - R21032927974	14.250	10-01-33	108,000	108,000
Achieve, Loan ID - R21032927987	10.750	10-01-33	40,300	40,300
Achieve, Loan ID - R21032927990	15.000	10-01-38	21,850	21,850
Achieve, Loan ID - R21032928025	12.500	10-01-33	60,400	60,400
Achieve, Loan ID - R21032928038	12.500	10-01-38	75,000	75,000
Achieve, Loan ID - R21032928054	13.500	10-01-33	60,800	60,800
Achieve, Loan ID - R21032928070	14.500	10-01-38	126,000	126,000
Achieve, Loan ID - R21032928083	14.500	10-01-38	61,750	61,750
Achieve, Loan ID - R21032928106	14.500	10-01-38	123,500	123,500
Achieve, Loan ID - R21032928135	11.750	10-01-33	44,000	44,000
Achieve, Loan ID - R21032928177	13.250	10-01-33	43,300	43,300
Achieve, Loan ID - R21032928203	12.125	10-01-33	59,900	59,900
Achieve, Loan ID - R21032928232	12.250	10-01-33	35,700	35,700
Achieve, Loan ID - R21032928258	13.750	10-01-33	88,200	88,200
Achieve, Loan ID - R21032928261	15.000	10-01-38	90,150	90,150
Achieve, Loan ID - R21032928287	13.250	10-01-33	72,950	72,950
28	JOHN HANCOCK ASSET-BASED LENDING FUND | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R21032928290	13.500	10-01-33	31,950	$31,950
Achieve, Loan ID - R21032928339	15.000	10-01-33	27,550	27,550
Achieve, Loan ID - R21032928397	10.000	10-01-33	51,500	51,500
Achieve, Loan ID - R21032928410	13.250	10-01-33	48,800	48,800
Achieve, Loan ID - R21032928481	13.750	10-01-33	38,850	38,850
Achieve, Loan ID - R21032928494	14.000	10-01-38	30,800	30,800
Achieve, Loan ID - R21032928517	15.000	10-01-38	65,450	65,450
Achieve, Loan ID - R21032930291	14.250	10-01-33	33,750	33,750
Achieve, Loan ID - R21032930327	13.250	10-01-33	22,450	22,450
Achieve, Loan ID - R21032930330	13.750	10-01-33	25,900	25,900
Achieve, Loan ID - R21032930343	13.750	10-01-33	58,650	58,650
Achieve, Loan ID - R21032930356	14.250	10-01-33	39,900	39,900
Achieve, Loan ID - R21032930369	14.250	10-01-33	26,850	26,850
Achieve, Loan ID - R21032930385	14.500	10-01-38	52,500	52,500
Achieve, Loan ID - R21032930398	14.500	10-01-38	50,600	50,600
Achieve, Loan ID - R21032930453	10.000	10-01-38	95,500	95,500
Achieve, Loan ID - R21032930482	13.750	10-01-33	33,900	33,900
Achieve, Loan ID - R21032930576	13.500	10-01-38	50,000	50,000
Achieve, Loan ID - R21032930589	14.250	10-01-33	30,600	30,600
Achieve, Loan ID - R21032930592	15.000	10-01-33	48,000	48,000
Achieve, Loan ID - R21032957193	13.750	10-01-33	84,500	84,500
Achieve, Loan ID - R21032957216	15.000	10-01-33	55,500	55,500
Achieve, Loan ID - R21032957229	10.250	10-01-33	95,100	95,100
Achieve, Loan ID - R21032957232	10.250	10-01-33	43,600	43,600
Achieve, Loan ID - R21032957245	10.250	10-01-33	20,350	20,350
Achieve, Loan ID - R21032957290	12.250	10-01-33	25,800	25,800
Achieve, Loan ID - R21032957326	12.250	10-01-33	45,400	45,400
Achieve, Loan ID - R21032957355	12.750	10-01-33	60,100	60,100
Achieve, Loan ID - R21032957407	13.250	10-01-33	147,000	147,000
Achieve, Loan ID - R21032957436	13.250	10-01-33	24,850	24,850
Achieve, Loan ID - R21032957449	13.250	10-01-33	73,150	73,150
Achieve, Loan ID - R21032957452	13.250	10-01-33	57,000	57,000
Achieve, Loan ID - R21032957517	13.750	10-01-33	42,100	42,100
Achieve, Loan ID - R21032957533	13.750	10-01-33	37,100	37,100
Achieve, Loan ID - R21032957559	13.750	10-01-33	27,100	27,100
Achieve, Loan ID - R21032957588	13.750	10-01-33	20,100	20,100
Achieve, Loan ID - R21032957614	14.250	10-01-33	29,950	29,950
Achieve, Loan ID - R21032957708	14.250	10-01-33	43,600	43,600
Achieve, Loan ID - R21032957753	15.125	10-01-38	41,450	41,450
Achieve, Loan ID - R21032957766	15.000	10-01-33	39,700	39,700
Achieve, Loan ID - R21032957782	15.000	10-01-38	125,700	125,700
Achieve, Loan ID - R21032957818	14.250	10-01-33	49,550	49,550
Achieve, Loan ID - R21032957821	14.250	10-01-33	30,500	30,500
Achieve, Loan ID - R21032957863	15.125	10-01-33	62,350	62,350
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	29

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R21032957889	12.750	10-01-33	78,300	$78,300
Achieve, Loan ID - R21032957892	13.750	10-01-33	34,300	34,300
Achieve, Loan ID - R21032957902	13.750	10-01-33	28,400	28,400
Achieve, Loan ID - R21032957915	12.250	10-01-33	49,950	49,950
Achieve, Loan ID - R21032957957	14.250	10-01-33	27,150	27,150
Achieve, Loan ID - R21032957973	12.750	10-01-33	150,000	150,000
Achieve, Loan ID - R21032958024	15.000	10-01-33	25,750	25,750
Achieve, Loan ID - R21032958037	15.000	10-01-33	65,950	65,950
Achieve, Loan ID - R21032958053	10.000	10-01-38	67,300	67,300
Achieve, Loan ID - R21032958066	10.000	10-01-33	60,250	60,250
Achieve, Loan ID - R21032958134	15.000	10-01-38	49,000	49,000
Achieve, Loan ID - R21032958176	15.000	10-01-33	42,700	42,700
Achieve, Loan ID - R21032958189	15.000	10-01-38	45,000	45,000
Achieve, Loan ID - R21032958215	12.500	10-01-33	19,000	19,000
Achieve, Loan ID - R21032958257	14.500	10-01-38	19,500	19,500
Achieve, Loan ID - R21032973892	13.250	10-01-33	60,000	60,000
Achieve, Loan ID - R21032973931	11.500	10-01-38	32,000	32,000
Achieve, Loan ID - R21032973999	15.000	10-01-38	51,750	51,750
Achieve, Loan ID - R21032974024	13.000	10-01-38	84,600	84,600
Achieve, Loan ID - R21032974079	13.500	10-01-38	30,100	30,100
Achieve, Loan ID - R21032974105	13.500	10-01-38	39,600	39,600
Achieve, Loan ID - R21032974118	12.250	10-01-33	39,300	39,300
Achieve, Loan ID - R21032974147	12.250	10-01-33	92,100	92,100
Achieve, Loan ID - R21032974192	13.750	10-01-33	73,000	73,000
Achieve, Loan ID - R21032974202	15.250	10-01-33	42,600	42,600
Achieve, Loan ID - R21032974228	13.250	10-01-33	33,600	33,600
Achieve, Loan ID - R21032974273	14.500	10-01-38	91,800	91,800
Achieve, Loan ID - R21032974299	15.000	10-01-38	42,600	42,600
Achieve, Loan ID - R21032974309	13.500	10-01-38	49,700	49,700
Achieve, Loan ID - R21032974325	12.250	10-01-33	124,450	124,450
Achieve, Loan ID - R21032974354	15.000	10-01-33	46,700	46,700
Achieve, Loan ID - R21032974367	13.750	10-01-33	44,200	44,200
Achieve, Loan ID - R21032974370	14.250	10-01-33	51,000	51,000
Achieve, Loan ID - R21032974383	12.500	10-01-33	23,650	23,650
Achieve, Loan ID - R21032974396	12.500	10-01-38	42,700	42,700
Achieve, Loan ID - R21032974406	12.500	10-01-33	81,050	81,050
Achieve, Loan ID - R21032974422	11.000	10-01-38	27,600	27,600
Achieve, Loan ID - R21032974464	13.500	10-01-38	52,950	52,950
Achieve, Loan ID - R21032974516	13.750	10-01-33	101,800	101,800
Achieve, Loan ID - R21032974545	15.000	10-01-33	39,500	39,500
Achieve, Loan ID - R21032974587	15.000	10-01-38	101,500	101,500
Achieve, Loan ID - R21032974600	12.500	10-01-38	26,000	26,000
Achieve, Loan ID - R21032974613	10.000	10-01-38	98,700	98,700
Achieve, Loan ID - R21032974626	10.750	10-01-33	43,350	43,350
30	JOHN HANCOCK ASSET-BASED LENDING FUND | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R21032975379	9.750	11-01-33	74,150	$74,150
Achieve, Loan ID - R21032975382	10.000	11-01-33	50,300	50,300
Achieve, Loan ID - R21032975447	12.500	11-01-38	53,600	53,600
Achieve, Loan ID - R21032975492	13.250	11-01-33	27,300	27,300
Achieve, Loan ID - R21032975515	13.250	11-01-33	74,950	74,950
Achieve, Loan ID - R21032975528	13.250	11-01-33	51,000	51,000
Achieve, Loan ID - R21032975531	13.750	11-01-33	24,250	24,250
Achieve, Loan ID - R21032975560	14.000	11-01-38	49,500	49,500
Achieve, Loan ID - R21032975609	14.500	11-01-38	28,350	28,350
Achieve, Loan ID - R21032975612	14.500	11-01-38	99,750	99,750
Achieve, Loan ID - R21032975625	14.500	11-01-38	56,500	56,500
Achieve, Loan ID - R21032975667	12.250	11-01-33	51,900	51,900
Achieve, Loan ID - R21032975696	15.000	11-01-38	96,150	96,150
Achieve, Loan ID - R21032975706	15.000	11-01-33	57,000	57,000
Achieve, Loan ID - R21032975719	15.000	11-01-33	31,450	31,450
Achieve, Loan ID - R21032975722	15.000	11-01-33	71,900	71,900
Achieve, Loan ID - R21032975735	15.000	11-01-33	75,000	75,000
Achieve, Loan ID - R21032975748	12.500	11-01-38	71,500	71,500
Achieve, Loan ID - R21032975764	15.000	11-01-38	36,500	36,500
Achieve, Loan ID - R21032975777	12.125	11-01-33	35,600	35,600
Achieve, Loan ID - R21032975780	12.750	11-01-33	35,300	35,300
Achieve, Loan ID - R21032975816	13.750	11-01-33	43,300	43,300
Achieve, Loan ID - R21032975845	13.750	11-01-33	48,000	48,000
Achieve, Loan ID - R21032976611	13.750	10-01-33	30,000	30,000
Achieve, Loan ID - R21032976666	13.250	11-01-33	23,200	23,200
Achieve, Loan ID - R21032976750	15.000	11-01-38	69,100	69,100
Achieve, Loan ID - R21032976763	14.500	11-01-38	43,750	43,750
Achieve, Loan ID - R21032976844	14.250	11-01-33	72,400	72,400
Achieve, Loan ID - R21032976860	14.000	11-01-38	47,000	47,000
Achieve, Loan ID - R21032976899	15.000	10-01-38	35,900	35,900
Achieve, Loan ID - R21032976912	12.250	11-01-33	32,400	32,400
Achieve, Loan ID - R21032976925	13.500	11-01-33	40,600	40,600
Residential whole loans 1.0%				1,144,333
ACHM Trust
Series 2023-HE2, Class D PO (A)	4.030	10-25-38	700,492	270,282

Series 2023-HE2, Class XS IO (A)(D)	0.000	10-25-38	7,783,182	874,051
Consumer loans 12.0%				$13,671,209
(Cost $14,256,432)
JH Consumer Loan Trust (C)(D) 12.0%				13,671,209
Achieve, Loan ID - C13198977	15.490	12-30-26	14,481	14,019
Achieve, Loan ID - C18648251	20.990	12-14-26	25,365	24,556
Achieve, Loan ID - C21301780	17.740	12-15-27	36,161	35,007
Achieve, Loan ID - C21301863	16.490	01-28-26	20,260	19,614
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	31

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C22491604	5.990	12-07-24	6,882	$6,662
Achieve, Loan ID - C22697841	26.990	02-28-28	46,584	45,098
Achieve, Loan ID - C22901419	22.990	12-16-27	45,727	44,268
Achieve, Loan ID - C22901867	24.740	01-20-28	20,550	19,894
Achieve, Loan ID - C22902029	19.990	12-14-26	24,312	23,537
Achieve, Loan ID - C22902472	16.740	12-10-26	36,162	35,008
Achieve, Loan ID - C23042033	20.240	01-27-28	17,109	16,564
Achieve, Loan ID - C23204818	12.240	01-27-25	32,831	31,784
Achieve, Loan ID - C23253984	14.990	01-15-26	27,675	26,792
Achieve, Loan ID - C23299458	19.990	01-15-28	45,332	43,886
Achieve, Loan ID - C23300084	16.490	01-25-27	17,795	17,228
Achieve, Loan ID - C23301086	21.740	02-13-28	21,833	21,136
Achieve, Loan ID - C23347651	26.990	01-15-28	18,301	17,717
Achieve, Loan ID - C23500788	8.490	01-15-28	11,984	11,602
Achieve, Loan ID - C23511393	25.490	01-20-26	9,777	9,465
Achieve, Loan ID - C23606723 (F)	25.490	01-16-26	23,041	22,306
Achieve, Loan ID - C23614192	17.990	12-10-26	20,762	20,099
Achieve, Loan ID - C23614815	5.990	01-27-25	7,513	7,273
Achieve, Loan ID - C23629229	5.990	01-15-25	4,474	4,331
Achieve, Loan ID - C23688425	25.990	01-21-27	9,258	8,962
Achieve, Loan ID - C23734348 (F)	25.490	01-18-26	21,701	21,009
Achieve, Loan ID - C23885575	13.740	01-24-27	21,405	20,722
Achieve, Loan ID - C23889197	25.740	12-11-27	20,805	20,141
Achieve, Loan ID - C23902626	23.990	01-23-28	23,315	22,571
Achieve, Loan ID - C23957099	26.990	12-01-27	32,575	31,536
Achieve, Loan ID - C23957226	22.240	12-11-25	32,277	31,248
Achieve, Loan ID - C23964782	26.990	12-10-27	41,324	40,006
Achieve, Loan ID - C23965795	20.990	12-09-24	6,754	6,539
Achieve, Loan ID - C23966505	26.990	02-25-28	20,473	19,820
Achieve, Loan ID - C23971061 (F)	26.990	02-23-28	4,805	4,652
Achieve, Loan ID - C23983604	17.240	01-23-25	16,757	16,223
Achieve, Loan ID - C23985013	26.990	02-28-28	10,595	10,257
Achieve, Loan ID - C23988868	21.740	12-10-27	20,998	20,328
Achieve, Loan ID - C23991064	16.240	01-14-26	13,654	13,219
Achieve, Loan ID - C23992646	26.990	01-15-28	11,143	10,787
Achieve, Loan ID - C23992707	21.990	12-04-27	45,119	43,680
Achieve, Loan ID - C23993030	17.990	01-27-28	33,088	32,032
Achieve, Loan ID - C23993503	18.740	12-13-27	30,305	29,339
Achieve, Loan ID - C23993507	16.740	01-17-27	41,604	40,277
Achieve, Loan ID - C23993537	22.990	12-16-26	33,920	32,838
Achieve, Loan ID - C23993575	19.990	12-02-26	21,091	20,418
Achieve, Loan ID - C23993654	26.240	02-25-28	21,525	20,838
Achieve, Loan ID - C23993655	25.990	02-28-28	18,869	18,267
Achieve, Loan ID - C23993830	17.740	01-18-27	33,290	32,228
32	JOHN HANCOCK ASSET-BASED LENDING FUND | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C23994196	18.740	12-11-27	45,067	$43,630
Achieve, Loan ID - C23994896	26.990	02-22-28	30,230	29,266
Achieve, Loan ID - C23995781	14.740	12-02-24	4,794	4,641
Achieve, Loan ID - C23995817	5.990	12-16-24	4,658	4,510
Achieve, Loan ID - C24002565	26.990	12-10-27	9,655	9,347
Achieve, Loan ID - C24003540	23.990	01-25-26	15,033	14,553
Achieve, Loan ID - C24016122	24.490	01-23-26	18,977	18,371
Achieve, Loan ID - C24053632 (F)	25.490	12-11-27	6,042	5,849
Achieve, Loan ID - C24095448	26.990	02-25-28	18,968	18,363
Achieve, Loan ID - C24100561	26.740	12-14-27	18,625	18,031
Achieve, Loan ID - C24111885	25.990	02-25-28	39,812	38,542
Achieve, Loan ID - C24113374	16.990	12-12-27	10,905	10,558
Achieve, Loan ID - C24117426	25.490	01-26-26	33,068	32,013
Achieve, Loan ID - C24118254	16.240	01-25-28	45,116	43,676
Achieve, Loan ID - C24119783	26.740	01-20-28	18,199	17,618
Achieve, Loan ID - C24120666	20.490	12-12-27	36,359	35,199
Achieve, Loan ID - C24122905	16.240	01-30-26	23,232	22,491
Achieve, Loan ID - C24135793	17.990	01-27-28	20,457	19,805
Achieve, Loan ID - C24152557	24.990	02-27-28	30,068	29,109
Achieve, Loan ID - C24160824	21.490	01-26-28	13,767	13,327
Achieve, Loan ID - C24166360	26.990	02-27-28	8,855	8,573
Achieve, Loan ID - C24173305	21.490	01-15-27	9,202	8,908
Achieve, Loan ID - C24178392	14.240	01-26-28	25,099	24,299
Achieve, Loan ID - C24208997	16.990	12-13-27	13,915	13,471
Achieve, Loan ID - C24217475	19.740	01-27-27	17,500	16,941
Achieve, Loan ID - C24219111	13.740	12-14-26	42,695	41,333
Achieve, Loan ID - C24220083	25.740	02-27-28	27,873	26,984
Achieve, Loan ID - C24221058	25.490	01-21-26	14,298	13,842
Achieve, Loan ID - C24222725	20.990	12-16-26	11,429	11,064
Achieve, Loan ID - C24223658	8.740	12-14-25	30,938	29,951
Achieve, Loan ID - C24225924	25.490	01-18-26	12,699	12,294
Achieve, Loan ID - C24226452	18.740	01-29-27	12,666	12,262
Achieve, Loan ID - C24228404	19.740	01-27-27	26,750	25,897
Achieve, Loan ID - C24234040	15.490	01-27-28	18,912	18,309
Achieve, Loan ID - C24238978	8.740	02-24-26	27,177	26,310
Achieve, Loan ID - C24240396	18.990	01-20-25	21,627	20,937
Achieve, Loan ID - C24247499	23.490	12-16-25	27,584	26,704
Achieve, Loan ID - C24250851	9.240	01-20-26	19,796	19,165
Achieve, Loan ID - C24251631	21.740	01-21-28	30,257	29,292
Achieve, Loan ID - C24253181	24.990	12-15-25	8,140	7,880
Achieve, Loan ID - C24253285	15.490	01-27-27	43,071	41,697
Achieve, Loan ID - C24255215	25.490	01-29-26	5,806	5,621
Achieve, Loan ID - C24273844	5.990	12-30-24	4,495	4,352
Achieve, Loan ID - C24274128	5.990	12-15-24	5,661	5,480
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	33

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C24275554	25.490	12-20-25	9,716	$9,406
Achieve, Loan ID - C24277901	14.240	01-27-26	22,071	21,367
Achieve, Loan ID - C24281913	26.990	02-29-28	36,206	35,051
Achieve, Loan ID - C24283593	26.990	02-29-28	36,471	35,308
Achieve, Loan ID - C24284695	25.490	01-29-26	13,062	12,645
Achieve, Loan ID - C24284884	26.240	01-20-28	13,841	13,400
Achieve, Loan ID - C24286861	9.240	12-16-25	19,382	18,764
Achieve, Loan ID - C24287807	15.240	01-28-26	26,569	25,721
Achieve, Loan ID - C24290777	13.740	12-16-25	25,272	24,466
Achieve, Loan ID - C24304679	22.240	01-29-28	9,198	8,905
Achieve, Loan ID - C24305176	15.490	01-29-27	15,509	15,015
Achieve, Loan ID - C24305742	25.240	12-16-26	25,230	24,426
Achieve, Loan ID - C24322073	19.990	01-29-27	35,028	33,910
Achieve, Loan ID - C24322154	25.490	12-16-25	9,018	8,730
Achieve, Loan ID - C24328234	24.240	01-29-28	37,007	35,827
Achieve, Loan ID - C24332089	17.490	12-16-25	36,531	35,366
Achieve, Loan ID - C24332351	26.490	01-29-27	46,211	44,737
Achieve, Loan ID - C24333569	22.490	01-20-26	23,115	22,378
Achieve, Loan ID - C24335297	17.490	12-16-24	9,643	9,336
Achieve, Loan ID - C24337568	17.990	01-30-26	29,039	28,112
Achieve, Loan ID - C24342663	5.990	01-29-25	6,507	6,300
Achieve, Loan ID - C24347890	26.490	12-16-26	11,162	10,806
Achieve, Loan ID - C24349300	26.990	02-29-28	12,121	11,734
Achieve, Loan ID - C24361791	25.740	02-29-28	37,196	36,009
Achieve, Loan ID - C24363366	24.990	01-29-28	19,112	18,503
Achieve, Loan ID - C24389875	5.990	02-06-25	5,122	4,959
Achieve, Loan ID - C24390487	5.990	02-03-25	6,252	6,052
Achieve, Loan ID - C24616115	25.490	01-30-26	4,319	4,181
Achieve, Loan ID - C24619959	22.240	02-06-28	42,703	41,340
Achieve, Loan ID - C24684691	20.240	02-10-27	8,024	7,768
Achieve, Loan ID - C24692520	21.990	02-06-28	46,936	45,439
Achieve, Loan ID - C24702290	25.490	12-24-27	8,233	7,970
Achieve, Loan ID - C24702687 (F)	23.990	02-06-26	17,205	16,656
Achieve, Loan ID - C24708215	17.740	02-03-27	18,767	18,168
Achieve, Loan ID - C24708850	26.990	03-07-28	17,338	16,785
Achieve, Loan ID - C24711514	17.740	12-24-25	38,795	37,557
Achieve, Loan ID - C24737748	16.240	12-28-26	22,364	21,650
Achieve, Loan ID - C24770901	18.990	12-25-26	22,031	21,328
Achieve, Loan ID - C24782379	26.990	12-27-27	36,699	35,528
Achieve, Loan ID - C24783767	26.990	03-09-28	11,375	11,012
Achieve, Loan ID - C24785164	20.740	12-25-27	16,219	15,702
Achieve, Loan ID - C24786491	26.990	02-08-28	37,574	36,375
Achieve, Loan ID - C24786979	26.990	03-09-28	29,718	28,770
Achieve, Loan ID - C24808124	23.490	02-13-28	22,534	21,815
34	JOHN HANCOCK ASSET-BASED LENDING FUND | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C24808507	18.990	02-02-26	25,477	$24,664
Achieve, Loan ID - C24808865	26.990	12-28-27	9,427	9,126
Achieve, Loan ID - C24814257	26.990	03-10-28	14,117	13,667
Achieve, Loan ID - C24818125	5.990	12-28-24	7,393	7,158
Achieve, Loan ID - C24822591	26.990	01-29-28	23,044	22,309
Achieve, Loan ID - C24832561	5.990	01-30-25	3,734	3,615
Achieve, Loan ID - C24838632	26.990	03-11-28	17,668	17,104
Achieve, Loan ID - C24842245	9.240	12-26-27	11,359	10,996
Achieve, Loan ID - C24886368	15.990	02-13-26	31,714	30,702
Achieve, Loan ID - C24889861	26.990	03-12-28	17,997	17,423
Achieve, Loan ID - C24891649	23.490	02-01-27	44,594	43,171
Achieve, Loan ID - C24895937	25.490	12-30-25	8,471	8,201
Achieve, Loan ID - C24929161	25.740	03-12-28	18,889	18,286
Achieve, Loan ID - C24931645	21.240	12-30-27	25,397	24,587
Achieve, Loan ID - C24938747	15.990	02-13-26	31,596	30,588
Achieve, Loan ID - C24941009	20.240	02-13-27	11,738	11,364
Achieve, Loan ID - C24941466	26.490	12-30-26	4,933	4,776
Achieve, Loan ID - C31320542	19.990	06-16-28	41,586	40,259
Achieve, Loan ID - C31322342	26.990	06-14-28	12,262	11,871
Achieve, Loan ID - C31323216	5.990	04-30-25	7,989	7,734
Achieve, Loan ID - C31327692 (F)	25.740	06-20-28	9,862	9,547
Achieve, Loan ID - C31327857	19.990	05-11-28	15,154	14,671
Achieve, Loan ID - C31334156	5.990	06-15-25	10,098	9,776
Achieve, Loan ID - C31335950	5.990	06-27-25	10,122	9,799
Achieve, Loan ID - C31336386	26.990	05-11-28	7,614	7,371
Achieve, Loan ID - C31336469	18.990	06-19-27	22,710	21,985
Achieve, Loan ID - C31339468	15.740	05-01-27	14,796	14,324
Achieve, Loan ID - C31346016	18.740	06-28-27	15,582	15,085
Achieve, Loan ID - C31351535	22.990	06-25-27	45,782	44,321
Achieve, Loan ID - C31353999 (F)	23.990	06-25-28	10,080	9,759
Achieve, Loan ID - C31355554	24.740	06-16-28	10,524	10,188
Achieve, Loan ID - C31358659	20.740	06-12-28	10,146	9,822
Achieve, Loan ID - C31359319	21.740	06-12-28	10,156	9,832
Achieve, Loan ID - C31361837	16.240	06-21-27	21,665	20,974
Achieve, Loan ID - C31363408	26.990	06-15-28	30,943	29,955
Achieve, Loan ID - C31364411	17.740	06-30-27	44,757	43,330
Achieve, Loan ID - C31368567	16.990	06-20-28	48,058	46,525
Achieve, Loan ID - C31369376	19.240	06-13-28	20,165	19,522
Achieve, Loan ID - C31370479	16.490	06-22-26	41,174	39,861
Achieve, Loan ID - C31371254	21.740	06-16-28	14,436	13,976
Achieve, Loan ID - C31375823	24.240	06-18-27	17,111	16,565
Achieve, Loan ID - C31376581	18.990	06-23-28	12,039	11,655
Achieve, Loan ID - C31381175	5.990	06-13-25	10,077	9,755
Achieve, Loan ID - C31384566	26.990	07-26-28	21,660	20,969
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	35

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C31384868	23.490	06-30-25	1,352	$1,309
Achieve, Loan ID - C31385318	21.490	06-26-27	43,251	41,871
Achieve, Loan ID - C31385927	21.490	06-21-27	11,091	10,737
Achieve, Loan ID - C31386623	18.740	06-15-27	15,722	15,220
Achieve, Loan ID - C31386911	21.990	06-16-28	35,650	34,513
Achieve, Loan ID - C31388282	13.990	05-05-25	6,335	6,133
Achieve, Loan ID - C31388466	20.490	06-13-28	14,388	13,929
Achieve, Loan ID - C31388907	20.740	06-16-27	35,577	34,442
Achieve, Loan ID - C31389230	26.990	06-16-28	10,548	10,212
Achieve, Loan ID - C31389516	20.740	06-13-28	29,577	28,633
Achieve, Loan ID - C31389544	18.240	06-15-26	37,857	36,650
Achieve, Loan ID - C31389701	26.990	07-27-28	19,790	19,159
Achieve, Loan ID - C31390638	19.990	06-16-28	38,417	37,192
Achieve, Loan ID - C31390921	22.490	06-13-27	4,726	4,576
Achieve, Loan ID - C31390979	25.490	05-13-26	25,523	24,709
Achieve, Loan ID - C31391121	18.740	06-13-27	25,935	25,108
Achieve, Loan ID - C31391521	26.990	06-14-28	8,819	8,538
Achieve, Loan ID - C31391565	21.990	06-21-28	21,441	20,757
Achieve, Loan ID - C31392604	26.990	06-13-28	9,654	9,346
Achieve, Loan ID - C31393020	26.990	07-27-28	6,794	6,577
Achieve, Loan ID - C31393124 (F)	26.990	07-26-28	14,297	13,841
Achieve, Loan ID - C31393496	22.740	05-09-27	8,408	8,139
Achieve, Loan ID - C31393575	20.240	06-27-25	30,144	29,182
Achieve, Loan ID - C31394502	5.990	05-10-25	9,283	8,987
Achieve, Loan ID - C31394748	23.990	06-29-27	11,188	10,831
Achieve, Loan ID - C31394895	5.990	06-15-25	10,099	9,777
Achieve, Loan ID - C31394906	26.240	06-30-27	3,820	3,699
Achieve, Loan ID - C31395045	22.990	05-01-28	12,560	12,159
Achieve, Loan ID - C31395596	18.740	06-29-25	14,520	14,056
Achieve, Loan ID - C31395796	24.240	07-30-28	16,781	16,246
Achieve, Loan ID - C31396148	21.740	06-30-28	21,351	20,670
Achieve, Loan ID - C31396302	26.990	07-26-28	11,318	10,957
Achieve, Loan ID - C31396322	25.240	07-27-28	40,913	39,608
Achieve, Loan ID - C31396425	22.740	07-27-28	7,199	6,969
Achieve, Loan ID - C31396534	26.990	07-29-28	14,916	14,440
Achieve, Loan ID - C31396627	22.240	06-16-27	12,836	12,426
Achieve, Loan ID - C31396644	20.740	06-30-28	23,287	22,544
Achieve, Loan ID - C31396913	20.740	06-16-28	29,799	28,848
Achieve, Loan ID - C31396994	5.990	06-16-25	6,734	6,519
Achieve, Loan ID - C31397404	20.740	06-24-26	45,942	44,476
Achieve, Loan ID - C31398640	18.240	06-27-28	47,925	46,396
Achieve, Loan ID - C31399171	22.990	06-29-28	30,865	29,881
Achieve, Loan ID - C31399327	17.990	07-01-27	48,235	46,696
Achieve, Loan ID - C31401206	19.740	06-15-28	31,474	30,470
36	JOHN HANCOCK ASSET-BASED LENDING FUND | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C31402076	24.240	06-27-26	29,005	$28,080
Achieve, Loan ID - C31403150	5.990	06-13-25	10,105	9,783
Achieve, Loan ID - C31404030	5.990	06-16-25	10,100	9,778
Achieve, Loan ID - C31404074	14.740	06-25-27	14,943	14,466
Achieve, Loan ID - C31404786	21.740	06-26-28	9,686	9,377
Achieve, Loan ID - C31405619	23.740	06-16-28	9,645	9,337
Achieve, Loan ID - C31407785	19.990	06-25-26	19,511	18,889
Achieve, Loan ID - C31413266	19.740	06-14-26	14,643	14,176
Achieve, Loan ID - C31415051	14.240	06-16-26	7,102	6,875
Achieve, Loan ID - C31416188	26.990	06-20-28	19,968	19,331
Achieve, Loan ID - C31417011	14.490	06-25-26	32,290	31,260
Achieve, Loan ID - C31417783	22.990	06-23-27	29,832	28,881
Achieve, Loan ID - C31419865	21.740	06-20-28	15,583	15,086
Achieve, Loan ID - C31419980	21.740	06-27-28	18,608	18,014
Achieve, Loan ID - C31420248	18.740	06-25-26	11,336	10,974
Achieve, Loan ID - C31421074	22.740	06-23-27	21,025	20,354
Achieve, Loan ID - C31422357	25.240	06-20-28	33,606	32,534
Achieve, Loan ID - C31423384	26.990	06-16-28	24,204	23,432
Achieve, Loan ID - C31424651	26.990	06-14-28	9,662	9,353
Achieve, Loan ID - C31425961	21.490	06-25-28	37,344	36,152
Achieve, Loan ID - C31426877	23.490	06-27-28	41,201	39,887
Achieve, Loan ID - C31428410	26.990	07-28-28	17,492	16,934
Achieve, Loan ID - C31429349	26.990	06-20-28	19,770	19,140
Achieve, Loan ID - C31433338	16.490	06-16-26	41,798	40,465
Achieve, Loan ID - C31435684	26.990	07-28-28	36,376	35,216
Achieve, Loan ID - C31437475	26.990	06-15-28	10,637	10,297
Achieve, Loan ID - C31437729	26.990	05-14-28	20,773	20,110
Achieve, Loan ID - C31439606	18.990	06-16-27	19,992	19,354
Achieve, Loan ID - C31440568	19.990	06-15-28	17,876	17,305
Achieve, Loan ID - C31441260	13.490	06-15-26	43,484	42,096
Achieve, Loan ID - C31441788	18.740	06-20-26	15,926	15,418
Achieve, Loan ID - C31442809	26.990	07-29-28	18,852	18,250
Achieve, Loan ID - C31443997	20.990	06-15-27	16,953	16,412
Achieve, Loan ID - C31446756	18.990	06-29-27	14,252	13,798
Achieve, Loan ID - C31449964	19.740	06-16-27	13,912	13,468
Achieve, Loan ID - C31452997	26.990	06-16-28	26,348	25,508
Achieve, Loan ID - C31454028	22.990	06-29-28	31,116	30,123
Achieve, Loan ID - C31455948	26.990	06-15-28	11,350	10,987
Achieve, Loan ID - C32811890	18.740	11-21-27	43,307	43,524
Achieve, Loan ID - C34505079	18.990	11-20-28	20,036	20,136
Achieve, Loan ID - C34505570	17.240	11-17-26	12,040	12,100
Achieve, Loan ID - C34651006	25.240	10-06-27	10,000	10,050
Achieve, Loan ID - C34665747	23.990	11-16-28	46,000	46,230
Achieve, Loan ID - C34675568	23.240	10-05-28	24,610	24,734
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	37

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C34722397	13.990	11-20-27	13,488	$13,556
Achieve, Loan ID - C34739349	25.990	12-19-28	6,600	6,633
Achieve, Loan ID - C34763286	14.490	11-20-26	21,503	21,611
Achieve, Loan ID - C34778675	19.990	10-06-27	20,379	20,481
Achieve, Loan ID - C34779046	14.740	11-20-26	28,403	28,545
Achieve, Loan ID - C34779071	15.240	11-20-28	15,565	15,643
Achieve, Loan ID - C34779142	19.740	11-08-25	12,053	12,113
Achieve, Loan ID - C34779151	18.240	11-20-27	50,000	50,250
Achieve, Loan ID - C34779309	21.240	11-21-27	15,431	15,508
Achieve, Loan ID - C34779394	5.990	11-10-25	10,084	10,134
Achieve, Loan ID - C34779602	20.240	11-21-28	23,200	23,316
Achieve, Loan ID - C34780174	21.990	11-19-25	12,489	12,552
Achieve, Loan ID - C34780323	5.990	10-01-25	10,036	10,087
Achieve, Loan ID - C34822398	21.240	11-17-27	15,101	15,176
Achieve, Loan ID - C34826356	21.240	11-20-27	29,000	29,145
Achieve, Loan ID - C34859657	25.990	11-18-28	23,500	23,618
Achieve, Loan ID - C34864763	25.990	11-15-28	20,300	20,402
Achieve, Loan ID - C34868243	24.490	12-20-28	23,250	23,366
Achieve, Loan ID - C34873664	25.990	12-20-28	21,000	21,105
Achieve, Loan ID - C34887555	14.990	10-06-28	12,000	12,060
Achieve, Loan ID - C34895842	14.240	10-06-26	15,432	15,509
Achieve, Loan ID - C34899068	16.240	11-07-26	22,800	22,914
Achieve, Loan ID - C34902889	25.990	12-20-28	21,900	22,010
Achieve, Loan ID - C34903520	25.990	11-07-28	16,700	16,784
Achieve, Loan ID - C34903753	13.990	11-10-28	40,000	40,200
Achieve, Loan ID - C34903826	21.740	11-10-27	40,000	40,200
Achieve, Loan ID - C34905741	25.990	12-19-28	15,200	15,276
Achieve, Loan ID - C34910473	24.240	11-20-26	30,000	30,150
Achieve, Loan ID - C34912116	14.740	11-07-28	12,000	12,060
Achieve, Loan ID - C34912420	23.740	11-07-28	10,400	10,452
Achieve, Loan ID - C34913209	19.240	11-07-28	22,000	22,110
Achieve, Loan ID - C34914614	21.740	11-20-27	24,000	24,120
Achieve, Loan ID - C34914735	25.240	11-15-27	20,900	21,005
Achieve, Loan ID - C34915281	21.740	11-21-28	22,550	22,663
Achieve, Loan ID - C34917068	20.240	11-15-27	45,000	45,225
Achieve, Loan ID - C34917496	5.990	11-21-25	8,162	8,203
Achieve, Loan ID - C34918363	5.990	11-15-25	6,525	6,558
Achieve, Loan ID - C34918779	19.490	09-30-25	5,000	5,025
Achieve, Loan ID - C34921910	5.990	11-07-25	10,000	10,050
Achieve, Loan ID - C34924262	24.490	11-10-27	16,127	16,208
Achieve, Loan ID - C34925650	21.240	11-21-28	20,000	20,100
Achieve, Loan ID - C34926483	25.990	08-25-28	16,130	16,211
Achieve, Loan ID - C34927376	20.490	11-21-28	12,902	12,966
Arivo, Loan ID - C1378970 (F)	18.980	05-22-29	32,968	32,550
38	JOHN HANCOCK ASSET-BASED LENDING FUND | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1380541	21.950	05-22-29	43,151	$42,603
Arivo, Loan ID - C1381078	21.260	05-27-29	21,834	21,557
Arivo, Loan ID - C1381533	18.000	05-13-29	21,627	21,353
Arivo, Loan ID - C1381892	20.000	11-17-27	19,925	19,672
Arivo, Loan ID - C1381923	20.150	05-23-29	21,711	21,436
Arivo, Loan ID - C1382134	18.400	05-14-29	30,877	30,485
Arivo, Loan ID - C1382501	20.570	04-30-29	18,829	18,590
Arivo, Loan ID - C1382709	18.000	05-15-29	22,707	22,419
Arivo, Loan ID - C1382756	9.050	05-26-29	38,150	37,666
Arivo, Loan ID - C1383648	22.830	11-12-27	20,929	20,664
Arivo, Loan ID - C1383751 (F)	20.000	05-19-29	19,421	19,174
Arivo, Loan ID - C1384070	18.340	05-23-29	19,280	19,035
Arivo, Loan ID - C1384310	20.000	05-26-29	45,867	45,285
Arivo, Loan ID - C1384317	20.550	05-18-29	25,368	25,046
Arivo, Loan ID - C1384388	22.310	06-01-29	29,176	28,805
Arivo, Loan ID - C1384529	22.200	05-30-29	24,621	24,309
Arivo, Loan ID - C1384700	22.000	05-18-29	37,937	37,455
Arivo, Loan ID - C1385054	16.820	05-18-29	28,654	28,290
Arivo, Loan ID - C1385469	22.990	11-19-28	16,396	16,188
Arivo, Loan ID - C1385521 (F)	20.000	11-19-27	30,772	30,382
Arivo, Loan ID - C1385526	20.570	05-30-29	25,473	25,149
Arivo, Loan ID - C1385540	13.340	05-19-29	40,287	39,775
Arivo, Loan ID - C1385548	14.700	05-04-29	39,065	38,569
Arivo, Loan ID - C1385607	18.180	05-29-29	27,597	27,247
Arivo, Loan ID - C1385661	20.000	05-21-29	41,020	40,499
Arivo, Loan ID - C1385838	17.850	05-29-29	28,788	28,423
Arivo, Loan ID - C1385901 (F)	19.030	05-22-29	36,905	36,436
Arivo, Loan ID - C1386089	20.200	05-22-29	17,514	17,292
Arivo, Loan ID - C1386122	12.640	05-10-29	16,833	16,619
Arivo, Loan ID - C1386584	20.000	05-21-29	20,095	19,840
Arivo, Loan ID - C1386680	17.000	05-21-29	28,000	27,644
Arivo, Loan ID - C1386731	13.450	05-23-29	31,426	31,027
Arivo, Loan ID - C1387060	17.690	05-21-29	28,675	28,311
Arivo, Loan ID - C1387131	18.000	05-21-29	22,943	22,651
Arivo, Loan ID - C1387295	18.890	05-22-29	29,298	28,926
Arivo, Loan ID - C1387393	16.860	05-25-29	35,491	35,041
Arivo, Loan ID - C1387501	18.900	05-22-29	13,613	13,440
Arivo, Loan ID - C1387732	20.660	05-23-29	25,670	25,344
Arivo, Loan ID - C1387765	22.560	05-23-29	21,520	21,247
Arivo, Loan ID - C1387802	18.000	05-22-29	21,674	21,399
Arivo, Loan ID - C1387840	20.110	05-22-29	22,821	22,531
Arivo, Loan ID - C1387867	20.000	05-25-29	25,449	25,125
Arivo, Loan ID - C1387978	13.990	05-12-29	25,987	25,657
Arivo, Loan ID - C1388209	16.370	05-23-29	25,384	25,061
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	39

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1388253	16.980	05-26-29	23,237	$22,942
Arivo, Loan ID - C1388265	20.410	05-23-29	22,670	22,382
Arivo, Loan ID - C1388326	18.000	05-23-29	45,006	44,434
Arivo, Loan ID - C1388383	18.000	05-23-29	22,227	21,945
Arivo, Loan ID - C1388406	16.500	05-23-29	10,911	10,773
Arivo, Loan ID - C1388509	21.260	05-25-29	29,598	29,222
Arivo, Loan ID - C1388512	18.000	05-23-29	28,384	28,024
Arivo, Loan ID - C1388568 (F)	18.670	05-23-29	38,031	37,548
Arivo, Loan ID - C1388689	21.930	05-25-29	20,757	20,494
Arivo, Loan ID - C1388696	19.230	05-12-29	26,691	26,352
Arivo, Loan ID - C1388855	22.900	05-15-29	26,145	25,813
Arivo, Loan ID - C1388947	17.460	05-23-29	29,712	29,334
Arivo, Loan ID - C1388993	18.210	05-23-29	31,077	30,683
Arivo, Loan ID - C1389039	18.710	05-09-29	35,729	35,276
Arivo, Loan ID - C1389201	14.610	05-14-29	37,580	37,102
Arivo, Loan ID - C1389213	18.000	05-31-29	28,111	27,754
Arivo, Loan ID - C1389271	21.880	06-01-29	22,085	21,805
Arivo, Loan ID - C1389288	17.380	05-12-29	25,804	25,476
Arivo, Loan ID - C1389338	20.350	05-25-29	34,913	34,470
Arivo, Loan ID - C1389412	18.350	05-26-29	49,332	48,705
Arivo, Loan ID - C1389425	16.390	06-01-29	25,613	25,288
Arivo, Loan ID - C1389461	19.760	05-29-29	3,821	3,772
Arivo, Loan ID - C1389469	20.000	05-25-29	25,318	24,997
Arivo, Loan ID - C1389502	19.740	05-28-29	27,311	26,964
Arivo, Loan ID - C1389530	20.130	05-26-29	24,363	24,053
Arivo, Loan ID - C1389587	13.740	05-25-29	38,811	38,318
Arivo, Loan ID - C1389712	22.080	05-25-29	49,383	48,756
Arivo, Loan ID - C1389869	17.250	11-25-27	12,864	12,701
Arivo, Loan ID - C1389887 (F)	20.110	05-25-29	25,376	25,054
Arivo, Loan ID - C1389972	15.580	05-26-29	26,564	26,226
Arivo, Loan ID - C1389981	15.060	05-29-29	37,745	37,265
Arivo, Loan ID - C1389986	17.820	05-26-29	48,765	48,145
Arivo, Loan ID - C1390024 (F)	18.000	05-29-29	28,046	27,690
Arivo, Loan ID - C1390027	17.150	05-23-29	31,346	30,948
Arivo, Loan ID - C1390140	21.880	05-26-29	17,395	17,175
Arivo, Loan ID - C1390165	20.080	05-26-29	24,704	24,390
Arivo, Loan ID - C1390258	20.500	05-11-29	20,564	20,303
Arivo, Loan ID - C1390331	15.310	05-26-29	39,097	38,601
Arivo, Loan ID - C1390345	20.000	11-26-27	21,838	21,560
Arivo, Loan ID - C1390393	16.370	05-27-29	15,981	15,778
Arivo, Loan ID - C1390443	17.030	05-26-29	36,558	36,094
Arivo, Loan ID - C1390475	20.890	05-26-29	24,034	23,729
Arivo, Loan ID - C1390501	15.920	05-26-29	38,895	38,401
Arivo, Loan ID - C1390516	18.000	05-26-29	46,535	45,944
40	JOHN HANCOCK ASSET-BASED LENDING FUND | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1390616	20.000	05-26-29	35,699	$35,245
Arivo, Loan ID - C1390630	15.360	05-26-29	23,597	23,297
Arivo, Loan ID - C1390640	20.000	05-25-29	30,428	30,042
Arivo, Loan ID - C1390700	20.000	05-27-29	25,781	25,453
Arivo, Loan ID - C1390709	18.000	05-27-29	27,637	27,286
Arivo, Loan ID - C1390735	18.060	05-13-29	35,880	35,424
Arivo, Loan ID - C1390766	17.830	05-27-29	20,809	20,544
Arivo, Loan ID - C1390785	21.580	05-29-29	20,292	20,035
Arivo, Loan ID - C1390807	22.540	05-27-29	19,539	19,291
Arivo, Loan ID - C1390816	16.870	05-27-29	34,057	33,624
Arivo, Loan ID - C1390907	17.010	05-27-29	25,572	25,247
Arivo, Loan ID - C1390935	16.170	05-29-29	32,087	31,680
Arivo, Loan ID - C1391006	18.430	05-27-29	24,353	24,044
Arivo, Loan ID - C1391008	21.850	05-27-29	22,879	22,589
Arivo, Loan ID - C1391067	17.910	05-27-29	28,652	28,288
Arivo, Loan ID - C1391070	16.640	05-27-29	30,396	30,010
Arivo, Loan ID - C1391235	17.930	05-30-29	22,850	22,560
Arivo, Loan ID - C1391262	16.960	05-27-29	20,646	20,384
Arivo, Loan ID - C1391263	18.000	05-27-29	30,711	30,321
Arivo, Loan ID - C1391280	20.260	05-27-29	24,458	24,147
Arivo, Loan ID - C1391342	14.930	05-28-29	20,643	20,381
Arivo, Loan ID - C1391427	19.880	05-28-29	35,004	34,559
Arivo, Loan ID - C1391483	16.470	05-28-29	43,052	42,505
Arivo, Loan ID - C1391583	14.620	05-13-29	39,815	39,309
Arivo, Loan ID - C1391610 (F)	20.570	05-13-29	21,814	21,537
Arivo, Loan ID - C1391647	20.570	05-29-29	27,583	27,233
Arivo, Loan ID - C1391652	19.570	05-25-29	16,520	16,310
Arivo, Loan ID - C1391694	20.000	05-28-29	43,433	42,881
Arivo, Loan ID - C1391729	17.080	05-28-29	19,726	19,475
Arivo, Loan ID - C1391736	16.550	05-29-29	49,016	48,393
Arivo, Loan ID - C1391810	18.520	05-29-29	37,721	37,242
Arivo, Loan ID - C1391813	18.000	06-02-29	30,790	30,399
Arivo, Loan ID - C1391836	21.000	05-30-29	18,394	18,160
Arivo, Loan ID - C1391838	22.660	05-28-29	26,437	26,101
Arivo, Loan ID - C1391950	16.250	05-13-29	11,537	11,390
Arivo, Loan ID - C1392009	16.290	11-13-27	10,790	10,653
Arivo, Loan ID - C1392016	20.470	05-30-29	28,717	28,352
Arivo, Loan ID - C1392078	18.000	05-28-29	16,499	16,290
Arivo, Loan ID - C1392104	18.000	05-28-29	25,777	25,449
Arivo, Loan ID - C1392195	17.980	05-29-29	36,169	35,709
Arivo, Loan ID - C1392202	16.430	05-29-29	49,145	48,521
Arivo, Loan ID - C1392228	13.720	05-29-29	49,475	48,840
Arivo, Loan ID - C1392258	18.000	05-29-29	23,114	22,821
Arivo, Loan ID - C1392320	17.980	05-14-29	33,997	33,566
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	41

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1392322	20.610	11-14-27	16,926	$16,711
Arivo, Loan ID - C1392327	18.000	05-14-29	27,621	27,270
Arivo, Loan ID - C1392364	22.070	05-29-29	25,355	25,033
Arivo, Loan ID - C1392401	21.440	05-29-29	24,512	24,200
Arivo, Loan ID - C1392420	14.430	11-29-27	26,053	25,722
Arivo, Loan ID - C1392421	20.000	05-28-29	27,092	26,748
Arivo, Loan ID - C1392514	20.000	05-29-29	23,164	22,870
Arivo, Loan ID - C1392527	14.780	05-29-29	48,647	48,029
Arivo, Loan ID - C1392568	14.740	05-29-29	23,589	23,290
Arivo, Loan ID - C1392580	14.420	05-30-29	29,096	28,727
Arivo, Loan ID - C1392630	17.490	05-29-29	29,692	29,315
Arivo, Loan ID - C1392634	17.960	05-14-29	27,070	26,726
Arivo, Loan ID - C1392651	20.270	06-02-29	25,332	25,011
Arivo, Loan ID - C1392710	19.820	06-03-29	24,370	24,060
Arivo, Loan ID - C1392719 (F)	18.000	06-02-29	29,228	28,856
Arivo, Loan ID - C1392768	18.000	05-15-29	23,512	23,214
Arivo, Loan ID - C1392780	24.050	05-29-29	20,890	20,624
Arivo, Loan ID - C1392838	18.000	05-14-29	26,974	26,631
Arivo, Loan ID - C1392840	18.140	05-29-29	26,821	26,481
Arivo, Loan ID - C1392844	17.970	05-29-29	25,187	24,867
Arivo, Loan ID - C1392924	22.500	06-04-29	28,457	28,095
Arivo, Loan ID - C1392961	20.570	05-30-29	39,500	38,998
Arivo, Loan ID - C1392970	20.000	05-15-29	18,078	17,849
Arivo, Loan ID - C1392982	20.060	05-25-29	30,446	30,059
Arivo, Loan ID - C1393035	12.830	05-30-29	48,196	47,584
Arivo, Loan ID - C1393075	15.310	05-15-29	25,885	25,557
Arivo, Loan ID - C1393081	14.660	05-30-29	22,457	22,171
Arivo, Loan ID - C1393096	22.840	05-30-29	23,833	23,531
Arivo, Loan ID - C1393111	17.560	05-29-29	30,959	30,566
Arivo, Loan ID - C1393122	18.260	05-30-29	20,589	20,327
Arivo, Loan ID - C1393159	21.090	11-25-27	19,052	18,810
Arivo, Loan ID - C1393172	18.920	05-30-29	25,306	24,985
Arivo, Loan ID - C1393204	20.560	05-30-29	19,439	19,192
Arivo, Loan ID - C1393263	19.710	05-30-29	21,558	21,285
Arivo, Loan ID - C1393343	19.960	05-26-29	17,808	17,582
Arivo, Loan ID - C1393348	20.300	05-30-29	13,049	12,883
Arivo, Loan ID - C1393368	19.450	05-30-29	33,239	32,817
Arivo, Loan ID - C1393370	18.000	05-15-29	9,511	9,390
Arivo, Loan ID - C1393405	20.570	05-27-29	22,042	21,762
Arivo, Loan ID - C1393437	20.880	05-30-29	22,355	22,072
Arivo, Loan ID - C1393464	19.580	05-30-29	25,052	24,734
Arivo, Loan ID - C1393472	20.000	05-30-29	37,534	37,058
Arivo, Loan ID - C1393511	18.000	05-30-29	23,154	22,860
Arivo, Loan ID - C1393576	21.540	05-30-29	31,039	30,645
42	JOHN HANCOCK ASSET-BASED LENDING FUND | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1393593	14.460	06-01-29	26,184	$25,851
Arivo, Loan ID - C1393720	14.520	05-30-29	26,559	26,222
Arivo, Loan ID - C1393734	16.870	05-25-29	40,382	39,869
Arivo, Loan ID - C1393753	19.860	11-15-27	18,237	18,006
Arivo, Loan ID - C1393794	16.560	05-30-29	30,279	29,895
Arivo, Loan ID - C1393869 (F)	20.600	05-15-29	25,326	25,004
Arivo, Loan ID - C1393907 (F)	13.250	05-30-29	29,906	29,527
Arivo, Loan ID - C1393921 (F)	10.280	05-15-29	321	317
Arivo, Loan ID - C1393979	21.130	05-16-29	43,679	43,124
Arivo, Loan ID - C1394001	21.320	05-30-29	39,474	38,972
Arivo, Loan ID - C1394007	21.300	05-30-29	20,897	20,632
Arivo, Loan ID - C1394018	19.780	12-01-27	20,723	20,459
Arivo, Loan ID - C1394076	18.670	06-01-29	28,832	28,466
Arivo, Loan ID - C1394218	17.260	05-17-29	21,833	21,556
Arivo, Loan ID - C1394326	13.540	06-01-29	46,792	46,197
Arivo, Loan ID - C1394447	15.570	06-01-29	27,776	27,423
Arivo, Loan ID - C1394464 (F)	20.010	06-01-29	26,189	25,857
Arivo, Loan ID - C1394484	20.000	06-01-29	17,402	17,181
Arivo, Loan ID - C1394517	20.000	06-02-29	30,132	29,749
Arivo, Loan ID - C1394590	14.710	05-17-29	21,518	21,245
Arivo, Loan ID - C1394614	16.820	06-01-29	34,049	33,616
Arivo, Loan ID - C1394658	17.900	06-01-29	28,385	28,025
Arivo, Loan ID - C1394691	15.960	06-01-29	34,388	33,952
Arivo, Loan ID - C1394693	18.040	06-01-29	32,431	32,020
Arivo, Loan ID - C1394703	18.010	06-01-29	20,803	20,539
Arivo, Loan ID - C1394755	14.930	06-02-29	40,942	40,422
Arivo, Loan ID - C1394761	18.000	06-01-29	24,553	24,241
Arivo, Loan ID - C1394800	23.340	06-01-29	28,437	28,075
Arivo, Loan ID - C1394905	21.820	06-04-29	38,772	38,279
Arivo, Loan ID - C1394975	16.750	05-26-29	23,671	23,371
Arivo, Loan ID - C1395005	12.230	06-01-29	38,341	37,854
Arivo, Loan ID - C1395036	18.600	05-18-29	28,983	28,615
Arivo, Loan ID - C1395055	18.950	06-02-29	35,762	35,307
Arivo, Loan ID - C1395098	14.860	06-02-29	48,585	47,968
Arivo, Loan ID - C1395177	14.990	06-02-29	31,911	31,506
Arivo, Loan ID - C1395182	17.670	06-02-29	15,313	15,118
Arivo, Loan ID - C1395224 (F)	21.190	06-02-29	27,725	27,372
Arivo, Loan ID - C1395239	17.130	05-30-29	30,606	30,217
Arivo, Loan ID - C1395328 (F)	20.000	05-18-29	30,505	30,117
Arivo, Loan ID - C1395338	19.730	06-03-29	26,801	26,461
Arivo, Loan ID - C1395354	15.560	06-02-29	33,898	33,467
Arivo, Loan ID - C1395367	21.000	05-18-29	31,537	31,136
Arivo, Loan ID - C1395472	17.210	06-02-29	35,299	34,851
Arivo, Loan ID - C1395484	19.030	05-18-29	23,511	23,212
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	43

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1395714	18.000	06-02-29	22,879	$22,589
Arivo, Loan ID - C1395903	20.000	12-03-27	11,008	10,868
Arivo, Loan ID - C1395914	16.090	06-03-29	24,249	23,941
Arivo, Loan ID - C1395983	16.840	06-03-29	24,801	24,486
Arivo, Loan ID - C1396446	20.570	06-04-29	25,297	24,976
Arivo, Loan ID - C1396488	16.170	06-03-29	25,042	24,724
Arivo, Loan ID - C1397113	19.680	06-04-29	29,306	28,933
Arivo, Loan ID - C1397185	20.570	06-04-29	19,598	19,349
Arivo, Loan ID - C1397666	21.960	06-05-29	22,618	22,330
Arivo, Loan ID - C1480324	18.000	09-02-29	29,803	29,425
Arivo, Loan ID - C1482643	18.000	09-09-29	33,344	32,921
Arivo, Loan ID - C1483188	14.640	09-07-29	44,809	44,240
Arivo, Loan ID - C1483586	24.370	09-07-29	29,145	28,775
Arivo, Loan ID - C1485900	19.770	09-10-29	23,189	22,894
Arivo, Loan ID - C1486798	21.980	09-12-29	20,934	20,668
Arivo, Loan ID - C1486827	20.110	03-12-28	12,224	12,069
Arivo, Loan ID - C1487273	20.000	09-12-29	33,038	32,619
Arivo, Loan ID - C1488090	20.000	09-15-29	23,341	23,045
Arivo, Loan ID - C1488149	17.370	09-17-29	47,410	46,808
Arivo, Loan ID - C1488220	21.000	09-14-29	15,767	15,566
Arivo, Loan ID - C1488570	12.980	09-14-29	26,424	26,088
Arivo, Loan ID - C1488990	18.000	09-15-29	38,193	37,708
Arivo, Loan ID - C1489048	17.770	08-30-29	30,720	30,330
Arivo, Loan ID - C1489057	18.020	09-15-29	25,819	25,491
Arivo, Loan ID - C1489582	16.430	09-16-29	21,133	20,865
Arivo, Loan ID - C1489659	19.380	09-16-29	27,843	27,489
Arivo, Loan ID - C1490051	20.000	09-17-29	32,671	32,256
Arivo, Loan ID - C1490293	18.580	09-02-29	34,496	34,058
Arivo, Loan ID - C1490515	19.680	09-04-29	30,173	29,789
Arivo, Loan ID - C1490741	18.890	09-17-29	46,085	45,500
Arivo, Loan ID - C1491219	17.650	09-04-29	40,028	39,520
Arivo, Loan ID - C1491340	15.510	09-04-29	29,672	29,296
Arivo, Loan ID - C1491409	17.650	09-20-29	29,793	29,415
Arivo, Loan ID - C1491461	17.070	09-19-29	47,613	47,009
Arivo, Loan ID - C1491789	22.620	03-20-28	21,634	21,359
Arivo, Loan ID - C1492283	20.650	03-21-28	18,254	18,022
Arivo, Loan ID - C1492310	20.890	09-21-29	30,997	30,604
Arivo, Loan ID - C1492454	19.010	09-07-29	25,017	24,700
Arivo, Loan ID - C1492664	18.000	09-06-29	21,854	21,577
Arivo, Loan ID - C1492950	22.610	09-22-29	22,850	22,559
Arivo, Loan ID - C1493370	19.430	09-22-29	31,694	31,291
Arivo, Loan ID - C1493394	24.340	09-22-29	22,748	22,459

Arivo, Loan ID - C1493661	21.050	09-23-29	36,992	36,523
44	JOHN HANCOCK ASSET-BASED LENDING FUND | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Special purpose vehicles 6.9%				$7,806,548
(Cost $7,958,238)
Transportation assets 6.9%				7,806,548
MSN 803 Trust (D)			7,882,217	7,806,548

Corporate asset-based credit 4.4%				$4,980,500
(Cost $5,000,000)
CG Finance A LP

Series 2013-1, Class A (D)	11.500	06-28-28	5,000,000	4,980,500
Term loans (H) 4.1%				$4,702,267
(Cost $4,668,391)
Commercial real estate lending 4.1%				4,702,267
Genprov Holdco LLC, Term Loan (1 month CME Term SOFR + 4.900%) (D)	10.525	08-11-26	4,714,525	4,702,267

Consumer-related assets 3.8%				$4,258,756
(Cost $4,416,635)
ACHV ABS Trust
Series 2023-3PL, Class R (A)(D)(I)	—	08-19-30	2,637	1,044,614
Credit Suisse ABS Repackaging Trust
Series 2013-A, Class R1 (A)(D)(I)	—	04-25-43	5,000	3,214,142
Credit-linked notes 2.5%				$2,850,288
(Cost $2,856,000)
Barclays Bank PLC Portfolio Credit-Linked Note (A)(D)	(J)	09-30-31	2,856,000	2,850,288

	Yield (%)	Shares	Value
Short-term investments 1.9%			$2,173,387
(Cost $2,173,387)
Short-term funds 1.9%			2,173,387
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2868(K)	1,163,437	1,163,437
U.S. Bank Money Market Deposit Account	4.4700(K)	525,547	525,547
Wilmington U.S. Government Money Market Fund, Institutional Class	5.1600(K)	484,403	484,403

Total investments (Cost $110,656,003) 96.8%	$109,922,812
Other assets and liabilities, net 3.2%	3,599,725
Total net assets 100.0%	$113,522,537

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	45

SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $51,112,023 or 45.0% of the fund’s net assets as of 10-31-23.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Loans are privately issued. Loan originator and/or seller is reflected.
(D)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Non-income producing - Borrower is in default.
(F)	Non-income producing security.
(G)	The underlying loans have matured but are still in the repayment process.
(H)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(I)	Notes do not bear interest and represent the ownership of the residual interest in the issuing entity. Distributions are made only after all classes senior in priority have received all amounts due.
(J)	Floating rate note: Overnight SOFR + 11.050%. The interest rate is calculated five business days prior to each payment date by taking the sum of (i) the average of the fixed rate for each day during the relevant calculation period and (ii) the floating reference rate. As of 10-31-23, the rate was 16.400%.
(K)	The rate shown is the annualized seven-day yield as of 10-31-23.
46	JOHN HANCOCK ASSET-BASED LENDING FUND | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	38	Short	Dec 2023	$(7,718,656)	$(7,692,031)	$26,625
3-Year U.S. Treasury Note Futures	5	Short	Dec 2023	(1,033,034)	(1,027,813)	5,221
						$31,846
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 10-31-23, the aggregate cost of investments for federal income tax purposes was $110,935,212. Net unrealized depreciation aggregated to $980,554, of which $505,863 related to gross unrealized appreciation and $1,486,417 related to gross unrealized depreciation.
See Notes to consolidated financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	47

Consolidated financial statements
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES 10-31-23

Assets
Unaffiliated investments, at value (Cost $110,656,003)	$109,922,812
Receivable for futures variation margin	281,471
Cash	2,003,716
Collateral held at broker for futures contracts	51,700
Receivable for escrow and corporate advances, at value (Cost $886,909)	784,425
Interest receivable	621,844
Receivable for investments sold	218,159
Receivable from affiliates	143,515
Other assets	82,460
Total assets	114,110,102
Liabilities
Payable to affiliates
Accounting and legal services fees	7,128
Distribution and service fees	47
Other liabilities and accrued expenses	580,390
Total liabilities	587,565
Net assets	$113,522,537
Net assets consist of
Paid-in capital	$113,317,758
Total distributable earnings (loss)	204,779
Net assets	$113,522,537

Net asset value per share

Class I ($113,421,314 ÷ 5,669,338 shares)	$20.01
Class D ($50,695 ÷ 2,532 shares)	$20.02
Class S ($50,528 ÷ 2,525 shares)	$20.01
48	JOHN HANCOCK Asset-Based Lending Fund | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF OPERATIONS For the year ended 10-31-23

Investment income
Interest	$7,516,121
Dividends	1,098,033
Total investment income	8,614,154
Expenses
Investment management fees	1,409,647
Distribution and service fees	556
Accounting and legal services fees	18,471
Transfer agent fees	96,487
Trustees’ fees	284,584
Custodian fees	83,525
Investment servicing fees	583,139
State registration fees	18,249
Printing and postage	1,944
Professional fees	1,040,533
Offering and organization costs	698,930
Other	60,214
Total expenses	4,296,279
Less expense reductions	(1,683,794)
Net expenses	2,612,485
Net investment income	6,001,669
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(172,620)
Futures contracts	219,273
46,653
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and receivables	363,168
Futures contracts	31,846
395,014
Net realized and unrealized gain	441,667
Increase in net assets from operations	$6,443,336
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	49

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-23	Period ended 10-31-22[1]
Increase (decrease) in net assets
From operations
Net investment income	$6,001,669	$453,381
Net realized gain (loss)	46,653	(59,269)
Change in net unrealized appreciation (depreciation)	395,014	(1,198,843)
Increase (decrease) in net assets resulting from operations	6,443,336	(804,731)
Distributions to shareholders
From earnings
Class I	(5,664,593)	—
Class D	(2,558)	—
Class S	(2,182)	—
Total distributions	(5,669,333)	—
From fund share transactions	13,453,265	100,000,000
Total increase	14,227,268	99,195,269
Net assets
Beginning of year	99,295,269	100,000
End of year	$113,522,537	$99,295,269

[1]	Period from 7-11-22 (commencement of operations) to 10-31-22.
50	JOHN HANCOCK Asset-Based Lending Fund | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF CASH FLOWS For the year ended   10-31-23

Cash flows from operating activities
Net increase in net assets from operations	$6,443,336
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(117,256,416)
Long-term investments sold	65,650,197
Net purchases and sales of short-term investments	41,411,067
Net amortization of premium (discount)	(547,919)
(Increase) Decrease in assets:
Receivable for futures variation margin	(281,471)
Collateral held at broker for futures contracts	(51,700)
Receivable for escrow and corporate advances, at value	(784,425)
Dividends and interest receivable	(403,220)
Receivable for investments sold	(218,159)
Receivable from affiliates	(61,635)
Other assets	474,347
Increase (Decrease) in liabilities:
Accrued organization expense	(395,518)
Accrued offering expense	(285,772)
Payable to affiliates	1,601
Other liabilities and accrued expenses	285,035
Net change in unrealized (appreciation) depreciation on:
Unaffiliated investments	(465,652)
Net realized (gain) loss on:
Unaffiliated investments	172,620
Proceeds received as return of capital	533,468
Net cash provided by operating activities	$(5,780,216)
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(4,084,065)
Fund shares sold	11,867,997
Net cash flows provided by financing activities	$7,783,932
Net increase in cash	$2,003,716
Cash at beginning of year	—
Cash at end of year	$2,003,716
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consists of reinvestment of distributions	$1,585,268
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	51

CONSOLIDATED FINANCIAL HIGHLIGHTS

CLASS I SHARES Period ended	10-31-23	10-31-22[1]
Per share operating performance
Net asset value, beginning of period	$19.84	$20.00
Net investment income[2]	1.15	0.09
Net realized and unrealized gain (loss) on investments	0.09	(0.25)
Total from investment operations	1.24	(0.16)
Less distributions
From net investment income	(1.07)	—
Net asset value, end of period[3]	$20.01	$19.84
Total return (%)[4]	6.40	(0.80)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$113	$99
Ratios (as a percentage of average net assets):
Expenses before reductions	4.11	3.90[6]
Expenses including reductions	2.50	1.94[6]
Net investment income	5.75	1.48[7]
Portfolio turnover (%)	80	17

[1]	Period from 7-11-22 (commencement of operations) to 10-31-22.
[2]	Based on average monthly shares outstanding.
[3]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Annualized.
52	JOHN HANCOCK Asset-Based Lending Fund | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS D SHARES Period ended	10-31-23	10-31-22[1]
Per share operating performance
Net asset value, beginning of period	$19.82	$20.00
Net investment income[2]	1.11	0.08
Net realized and unrealized gain (loss) on investments	0.10	(0.26)
Total from investment operations	1.21	(0.18)
Less distributions
From net investment income	(1.01)	—
Net asset value, end of period[3]	$20.02	$19.82
Total return (%)[4,5]	6.24	(0.90)[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.36	4.15[8]
Expenses including reductions	2.75	2.19[8]
Net investment income	5.56	1.24[9]
Portfolio turnover (%)	80	17

[1]	Period from 7-11-22 (commencement of operations) to 10-31-22.
[2]	Based on average monthly shares outstanding.
[3]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Annualized.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	53

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS S SHARES Period ended	10-31-23	10-31-22[1]
Per share operating performance
Net asset value, beginning of period	$19.79	$20.00
Net investment income[2]	0.99	0.04
Net realized and unrealized gain (loss) on investments	0.10	(0.25)
Total from investment operations	1.09	(0.21)
Less distributions
From net investment income	(0.87)	—
Net asset value, end of period[3]	$20.01	$19.79
Total return (%)[4,5]	5.57	(1.05)[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.96	4.75[8]
Expenses including reductions	3.35	2.79[8]
Net investment income	4.97	0.64[9]
Portfolio turnover (%)	80	17

[1]	Period from 7-11-22 (commencement of operations) to 10-31-22.
[2]	Based on average monthly shares outstanding.
[3]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Annualized.
54	JOHN HANCOCK Asset-Based Lending Fund | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Notes to consolidated financial statements
Note 1—Organization
John Hancock Asset-Based Lending Fund (the fund) is a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a continuously offered, non-diversified, closed-end management investment company. The fund’s investment objective is to seek to provide high current income and to a lesser extent capital appreciation. Under normal circumstances, the fund invests 80% of its net assets (plus any borrowings for investment purposes) in asset-based lending investments, which may include investments in distressed loans.
The fund’s shares are not listed on any securities exchange. At the sole discretion of the Board and provided that it is in the best interests of the fund and shareholders to do so, the fund intends to provide a limited degree of liquidity to the shareholders by conducting repurchase offers generally quarterly; however, there can be no assurance that any such tender offers will be conducted on a quarterly basis or at all. The fund currently does not intend to offer to repurchase shares at any time during the first two years of operations of the fund.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Consolidated statement of assets and liabilities. Shares are offered only to accredited investors as defined in Rule 501(a) of Regulation D promulgated under the Securities Act of 1933 (the 1933 Act). Eligible Investors must also be either U.S. citizens or U.S. resident aliens. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
Basis of consolidation. The accompanying consolidated financial statements include the accounts of JH Consumer Loan Trust, JH Residential Whole Loan Trust, JH Residential Whole Loan Trust II, and John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, each a wholly owned subsidiary of the fund:
• JH Consumer Loan Trust, a Delaware statutory trust, was established on November 17, 2022 for the purpose of acquiring consumer loans, high-yield asset-backed securities backed by various forms of non-mortgage household debt largely focused on  select market segments, such as automobile loans and leases, credit cards and personal installment loans, and other types of consumer loans.
• JH Residential Whole Loan Trust, a Delaware statutory trust, was established on October 14, 2022 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools.
• JH Residential Whole Loan Trust II, a Delaware statutory trust, was established on June 5, 2023 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools.
• John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, a Delaware LLC, was formed on October 18, 2022 and acts as an investment vehicle for the fund to obtain exposure to commercial aircraft lease transactions.
The fund will generally consolidate its investment in a wholly or substantially owned subsidiary, which is an extension of the operations of the fund, or a controlled operating company whose business consists of providing services to the fund. The fund consolidates its investments in JH Consumer Loan Trust, JH Residential Whole Loan Trust, JH Residential Whole Loan Trust II, and John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and these subsidiaries.
MSN 803 Trust is a special purpose vehicle purchased by John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC on August 30, 2023, which was established to hold the title to a commercial aircraft, which is currently subject to a lease arrangement. The fund has determined that MSN 803 Trust is an operating company, and therefore does not consolidate its investment in MSN 803 Trust as it is not permitted to consolidate any subsidiary or other entity that is not an investment company, including those in which the fund has a controlling interest unless the business of the operating company consists of providing services to the fund.
ANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	55

Note 2—Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are valued at the end of each month at a minimum pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations, are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Private investments, including special purpose vehicles, are measured at fair value based on the present value of the expected cash flows. There are no quoted prices in active markets and valuations rely primarily on the use of significant unobservable inputs, which require significant judgment. Assumptions and inputs used in the valuation include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments a third-party market participant would take into account in pricing a transaction. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Advisor’s Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
56	JOHN HANCOCK Asset-Based Lending Fund | ANNUAL REPORT

The following is a summary of the values by input classification of the Consolidated Fund’s investments as of October 31, 2023, by major security category or type:
	Total value at 10-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Asset backed securities	$46,355,148	—	$46,355,148	—
Residential loans	23,124,709	—	270,282	$22,854,427
Consumer loans	13,671,209	—	—	13,671,209
Special purpose vehicles	7,806,548	—	—	7,806,548
Corporate asset-based credit	4,980,500	—	—	4,980,500
Term loans	4,702,267	—	—	4,702,267
Consumer-related assets	4,258,756	—	—	4,258,756
Credit-linked notes	2,850,288	—	—	2,850,288
Short-term investments	2,173,387	$1,647,840	525,547	—
Total investments in securities	$109,922,812	$1,647,840	$47,150,977	$61,123,995
Derivatives:
Assets
Futures	$31,846	$31,846	—	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
	Residential loans	Consumer loans	Special purpose vehicles	Corporate asset-based credit	Term loans	Consumer- related assets	Credit- linked notes	Total
Balance as of 10-31-22	—	—	—	—	$5,958,698	—	—	$5,958,698
Purchases	$32,358,430	$16,726,715	$7,958,238	$5,000,000	4,664,525	$4,950,103	$2,856,000	74,514,011
Sales	(9,900,405)	(2,220,951)	—	—	(5,973,449)	(533,468)	—	(18,628,273)
Realized gain (loss)	430,768	(221,896)	—	—	—	—	—	208,872
Net amortization of (premium) discount	—	(27,436)	—	—	13,481	—	—	(13,955)
Change in unrealized appreciation (depreciation)	(34,366)	(585,223)	(151,690)	(19,500)	39,012	(157,879)	(5,712)	(915,358)
Balance as of 10-31-23	$22,854,427	$13,671,209	$7,806,548	$4,980,500	$4,702,267	$4,258,756	$2,850,288	$61,123,995
Change in unrealized appreciation (depreciation) at period end[1]	($34,366)	($585,223)	($151,690)	($19,500)	$33,876	($157,879)	$(5,712)	($920,494)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statement of operations.
ANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	57

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 10-31-23	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Residential loans	$22,854,427	Discounted cash flow Recent transaction	Discount rate Transaction price	7.94%-9.34% $11.23-$100	8.99% $92.14
Consumer loans	13,671,209	Discounted cash flow Recent transaction	Discount rate Transaction price	9.87%-11.12% $100.5-$101	10.40% $100.92
Special purpose vehicles	7,806,548	Discounted cash flow	Discount rate	10.99%	10.99%
Corporate asset-based credit	4,980,500	Discounted cash flow Recent transaction	Discount rate	12.52% $100	12.52% $100
Term loans	4,702,267	Discounted cash flow Recent transaction	Discount rate	9.80% $100	9.80% $100
Consumer-related assets	4,258,756	Discounted cash flow	Discount rate	13.39%-20.03%	15.02%
Credit-linked notes	2,850,288	Discounted cash flow Recent transaction	Discount rate Transaction price	16.23% $100	16.23% $100
Total	$61,123,995
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Transaction price	Increase	Decrease
Term loans. The fund may invest in direct term loans which are not publicly traded, may not have a secondary market, and are not rated by any rating agency. Direct term loans can be asset-based loans secured by collateral such as transportation assets, real estate, consumer or corporate related assets, or other assets. These loans are highly structured and typically include frequent monitoring including but not limited to financial and collateral reporting.
Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower. The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund is exposed to the risk that the borrower may default or become insolvent and, consequently, that the fund will lose money on the loan. Furthermore, direct loans may subject the fund to liquidity and interest rate risk as certain direct loans may be deemed illiquid.
At October 31, 2023, the fund had $285,475 in unfunded loan commitments outstanding.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolio may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities also have the risk that the portfolio may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
58	JOHN HANCOCK Asset-Based Lending Fund | ANNUAL REPORT

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Credit-linked notes. The fund may purchase credit-linked notes, which are typically privately offered and sold. Credit-linked notes are intended to replicate the economic effects that would apply had the fund directly purchased the underlying reference asset(s). Investments in credit-linked notes represent the right to receive periodic income payments and payment of principal at the end of the term of the note. In addition to the risks associated with the underlying reference instrument, an investment in a credit-linked note is also subject to liquidity risk, market risk, interest rate risk and the risk that the counterparty will be unwilling or unable to meet its obligations under the note.
Escrow and corporate advances. The fund advances payments when the borrower fails to meet contractual payments (e.g. property taxes and insurance) in accordance with the terms of its servicing agreements and to cover corporate advances (e.g. appraisal or title fees) associated residential loans. Advances are fair valued based on assumptions related to their recoverability and seniority in the claims hierarchy in the event of a liquidation and are reflected on the Consolidated statement of assets and liabilities as Receivable for escrow and corporate advances, at value. Change in value, if any, is reflected in the change in net unrealized appreciation (depreciation) of unaffiliated investments and receivables on the Consolidated statement of operations.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income from the funds short-term investment is recorded on ex-date. Distributions from investments in private operating companies are reflected as dividend income. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
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Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. For the year ended October 31, 2023, the fund incurred organization costs of $158,966. Organization costs are expensed as incurred. Offering costs of $658,400 were incurred upon commencement of operations. Additional offering costs of $68,127 were incurred during the year ended October 31, 2023. Offering Costs are amortized over a period of one year. $539,964 of offering costs were expensed during the year ended October 31, 2023.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2023, the fund had no uncertain tax positions that would require consolidated financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the year ended October 31, 2023 and for the period ended 2022 was as follows:
	October 31, 2023	October 31, 2022
Ordinary income	$5,669,333	—
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2023, the components of distributable earnings on a tax basis consisted of $1,291,264 of undistributed ordinary income and $23,833 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s consolidated financial statements as a return of capital.
Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to a taxable subsidiary and non-deductible start up costs.
The Fund has one Taxable Subsidiary-John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC. This Taxable Subsidiary is consolidated for financial reporting purposes. The purpose of the Taxable Subsidiary is to permit the Fund to gain exposure to commercial aircraft lease transactions for U.S. federal income tax purposes in order to comply with the RIC tax compliance requirements.
John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC is subject to U.S. federal and state corporate-level income taxes.
60	JOHN HANCOCK Asset-Based Lending Fund | ANNUAL REPORT

The net investment income and capital gains and losses from John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC do not always flow through to the Fund. John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC is not consolidated for income tax purposes and may generate income tax expenses.
Note 3—Derivative instruments
The fund or its subsidiary may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund or the subsidiary is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund or the subsidiary, if any, is detailed in the Consolidated statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Consolidated Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Consolidated statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended October 31, 2023, the fund or the subsidiary used futures contracts to manage duration of the portfolio. The fund and its subsidiary held futures contracts with USD notional values ranging up to $15.3 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund and its subsidiary at October 31, 2023 by risk category:
ANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	61

Risk	Consolidated statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$31,846	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Consolidated Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Consolidated statement of assets and liabilities.
Effect of derivative instruments on the Consolidated statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2023:
Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$219,273
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2023:
Consolidated statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$31,846
Note 4—Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as distributor and principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays the Advisor a fee, calculated and paid monthly, at an annual rate of 1.35% of the fund’s average monthly value of the managed assets (managed assets means the total assets of the fund (including any assets attributable to any preferred shares that may be issued or to indebtedness), minus the fund’s liabilities incurred in the normal course of operations other than liabilities relating to indebtedness). Pursuant to a subadvisory agreement, the Advisor (and not the fund) has agreed to pay a subadvisory fee directly to Marathon Asset Management LP (the Subadvisor).
The Advisor contractually agreed to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During the year ended October 31, 2023, this waiver amounted to
62	JOHN HANCOCK Asset-Based Lending Fund | ANNUAL REPORT

0.01% of the fund’s average monthly net assets, on an annualized basis. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which the following expenses of the fund, incurred in the ordinary course of the fund’s business, exceed 0.60% percent of average monthly net assets (on an annualized basis) of the fund: (a) administrative fees; (b) custody and accounting fees; (c) audit fees; (d) legal fees; (e) independent trustee fees; (f) valuation fees; (g) blue sky fees; (h) insurance premiums; (i) printing costs; (j) registration and filing expenses; (k) organization and offering expenses; (l) transfer agent fees and service fees; and (m) other miscellaneous ordinary expenses, but excluding advisory and incentive fees, interest expense, 12b-1 fees, and any cashiering or other investment servicing fees. This agreement expires on February 28, 2024, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class I	$1,682,151
Class D	822
Class	Expense reduction
Class S	$821
Total	$1,683,794

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2023, were equivalent to a net annual effective rate of 0.00% of the fund’s average monthly managed net assets.
Incentive fee. The fund has agreed to pay the Advisor an Incentive Fee based upon pre-incentive fee net investment income. The incentive fee shall be calculated and accrued on a monthly basis while being determined and payable in arrears as of the end of each fiscal quarter. During the year ended October 31, 2023, there was no incentive fee charged as commencement of the incentive fee has not yet occurred.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2023, amounted to an annual rate of 0.02% of the fund’s average monthly net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class D shares and Class S shares, the fund pays for certain other services. The fund may pay distribution and service fees, expressed as an annual percentage of average monthly net assets for each class of the fund’s shares, up to 0.25% for Class D shares and 0.85% (including up to 0.25% for service fees) for Class S shares.
Sales charges. Class D shares may be subject to a sales charge of up to 1.50% and Class S shares may be subject to a sales charge of up to 3.50%. Such sales load will be subtracted from the investment amount and will not form part of an investor’s investment in the fund. The sales load may be waived in certain circumstances at the Advisor’s discretion. During the year ended October 31, 2023, no sales charges were assessed.
ANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	63

Early Repurchase fee. For all share classes, a 2.00% early repurchase fee payable to the fund will be charged with respect to the repurchase of a shareholder’s shares at any time prior to the day immediately preceding the one-year anniversary of the shareholder’s purchase of the Shares (on a “first in-first out” basis). The early repurchase fee will be retained by the fund for the benefit of the remaining shareholders.
Class level expenses. Class level expenses for the year ended October 31, 2023 were as follows:
Class	Distribution and service fees
Class I	—
Class D	$127
Class S	429
Total	$556
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.
Co-investment. Pursuant to an Exemptive Order issued by the SEC on September 26, 2022, the fund is permitted to negotiate certain investments with entities with which it would be restricted from doing so under the 1940 Act, such as the Subadvisor and its affiliates. The fund is permitted to co-invest with affiliates if certain conditions are met. Under the order, the fund will be permitted to co-invest with affiliates if a “required majority” (as defined in the 1940 Act) of the fund’s independent Trustees make certain conclusions in connection with a co-investment transaction, including that (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to the fund and its shareholders and do not involve overreaching of the fund or its shareholders by any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the fund’s investment objective and strategies. During the year ended October 31, 2023, investments entered into by the fund pursuant to the exemptive order amounted to approximately $5 million.
Note 6—Fund share transactions
The fund currently accepts purchases of shares as of the last business day of each calendar month. Transactions in fund shares for the year ended October 31, 2023 and period ended October 31, 2022 were as follows:
	Year Ended 10-31-23		Period ended 10-31-22[1]
	Shares	Amount	Shares	Amount
Class I shares
Sold	589,257	$11,867,997	4,995,000	$99,900,000
Distributions reinvested	80,082	1,584,148	—	—
Net increase	669,339	$13,452,145	4,995,000	$99,900,000
Class D shares
Sold	—	—	2,500	$50,000
Distributions reinvested	32	$631	—	—
Net increase	32	$631	2,500	$50,000
Class S shares
Sold	—	—	2,500	$50,000
Distributions reinvested	25	$489	—	—
Net increase	25	$489	2,500	$50,000
Total net increase	669,396	$13,453,265	5,000,000	$100,000,000
64	JOHN HANCOCK Asset-Based Lending Fund | ANNUAL REPORT

[1]	Period from 7-11-22 (commencement of operations) to 10-31-22.
Affiliates of the fund owned 45%, 100% and 100% of shares of Class I, Class D and Class S, respectively on October 31, 2023. Additionally, as of October 31, 2023, the Subadvisor held 45% of the fund (Class I). Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $117,256,416 and $65,650,197, respectively, for the year ended October 31, 2023.
ANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	65

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of John Hancock Asset-Based Lending Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of John Hancock Asset-Based Lending Fund (the “Fund”), including the consolidated Fund’s investments, as of October 31, 2023, and the related consolidated statements of operations and cash flows for the year then ended, the consolidated statement of changes in net assets and the consolidated financial highlights for the year then ended and the period from July 11, 2022 (commencement of operations) to October 31, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund at October 31, 2023, the consolidated results of its operations and cash flows for the year then ended, the consolidated changes in its net assets and its consolidated financial highlights for the year then ended and the period from July 11, 2022 (commencement of operations) to October 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more John Hancock investment companies since 2019.
Boston, Massachusetts
December 22, 2023
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Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2023.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2023 Form 1099-DIV in early 2024. This will reflect the tax character of all distributions paid in calendar year 2023.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
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Investment objective, principal investment strategies, and principal risks

Unaudited
Investment Objective
The fund’s investment objective is to seek to provide high current income and to a lesser extent capital appreciation.
Investment Strategies
Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in asset-based lending investments (“Asset-Based Lending Investments”), which may include investments in distressed loans. Asset-Based Lending Investments are investments in loans secured by an asset and include, among other investments: healthcare loans secured by revenue and intellectual property rights primarily on FDA-approved drugs and devices and royalty streams secured primarily by FDA-approved drugs and devices; transportation assets such as loans and leases backed by commercial aircraft, aircraft engines, shipping vessels, or other transportation and equipment both in the United States and internationally; residential and commercial real estate loans, asset-backed securities (“ABS”), and asset-based corporate credit (including distressed or non-performing loans); and securities backed by residential real estate (“RMBS”), commercial real estate (“CMBS”), collateralized mortgage obligations (“CMOs”), secured corporate loans (“CLOs”) and ABS.
Except for RMBS, CMBS, CMOs, CLOs, and ABS, which may range from most senior (AAA-rated) to most subordinate (BB-rated, B-rated and equity), most loans and investments are not rated. If a loan or investment is rated, it will usually be rated by S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, Kroll Bond Rating Agency, or DBRS Morningstar, and may be rated below investment grade.
The fund will primarily invest in financings sourced through proprietary means using relationships of the Marathon Asset Management LP (the Subadvisor), rather than traditional channels such as public markets, and seeks to benefit from expected premiums arising in such financings from, among other things, the bespoke nature of each financing. The Subadvisor will seek to capitalize on its transaction valuation assessment and capital structure expertise, while attempting to protect against downside risks through protective loan covenants, conservative collateral valuation, and active asset management.
The fund may also invest in derivatives such as: futures contracts, interest rate swaps, options, reverse repurchase agreements, and swaps. The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.
The fund may create or organize or otherwise utilize special purpose subsidiaries or other special purpose investment vehicles (“SPVs”), which are wholly-owned subsidiaries of the fund, to facilitate the fund’s investment strategy. Certain fund investments may be held by these SPVs.
The fund, the Subadvisor and certain of its affiliates obtained an exemptive order from the SEC on September 26, 2022, permitting co-investment with other funds managed by the Subadvisor or its affiliates in a manner consistent with the fund’s investment objective, positions, policies, strategies and restrictions as well as regulatory requirements and other pertinent factors.
The manager may consider environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
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Principal Risks
Below are descriptions of the principal factors that may play a role in shaping the fund’s overall risk profile. An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested.
The fund’s main risks are listed below in alphabetical order, not in order of importance.
Changing distribution level & return of capital risk. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Distressed investments risk. Distressed investments, including loans, mortgages, bonds, and notes, may not be publicly traded and may involve substantial risk. A fund may lose up to its entire investment.
Economic and market events risk. Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other similar events; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; dramatic changes in energy prices and currency exchange rates; and China’s economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.
In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.
Beginning in March 2022, the Fed began increasing interest rates and has signaled the potential for further increases. As a result, risks associated with rising interest rates are currently heightened. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise and could cause the value of the fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly.
In addition, as the Fed increases the target Fed funds rate, any such rate increases, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. These events and the possible resulting market volatility may have an adverse effect on the fund.
Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the
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United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.
Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the global securities markets likely will be significantly disrupted. On January 31, 2020, the United Kingdom (UK) left the EU, commonly referred to as “Brexit,” the UK ceased to be a member of the EU, and the UK and EU entered into a Trade and Cooperation Agreement. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For example, the coronavirus (COVID-19) pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. While many countries have lifted some or all restrictions related to the coronavirus (COVID-19) and the United States ended the public health emergency and national emergency declarations relating to the coronavirus (COVID-19) pandemic on May 11, 2023, the continued impact of coronavirus (COVID-19) and related variants is uncertain. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions.
 As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of the fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead Russia’s economy into a recession. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time. The United States and the EU have also imposed similar sanctions on Belarus for its support of Russia’s invasion of Ukraine. Additional sanctions may
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be imposed on Belarus and other countries that support Russia. Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia, including substantial negative impacts on the regional and global economies and securities markets.
In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Further, there is a risk that the present value of assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the fund’s investments may be affected, which may reduce the fund’s performance. Further, inflation may lead to the rise in interest rates, which may negatively affect the value of debt instruments held by the fund, resulting in a negative impact on the fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets
ESG integration risk. The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The portion of the fund’s investments for which the manager considers these ESG factors may vary, and could increase or decrease over time. In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming funds that do not utilize ESG criteria or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in a manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG characteristics or exclude companies with high ESG characteristics in the fund’s investments.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by the fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance. Increases in real interest rates generally cause the price of inflation-protected debt securities to decrease.
Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. If applicable, any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk. Additionally, the Holding Foreign Companies Accountable Act (“HFCAA”) could cause securities of foreign companies, including American depositary receipts, to be delisted from U.S. stock exchanges if the companies do not allow the U.S. government to oversee the auditing of their financial information. Although the requirements of the HFCAA apply to securities of all foreign issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, the fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The fund may also need to seek other markets in which to transact in such securities, which could increase the fund’s costs.
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Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts, options, interest rate swaps, reverse repurchase agreements, and swaps. Futures contracts, options, and swaps generally are subject to counterparty risk.
In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk. An event of default or insolvency of the counterparty to a reverse repurchase agreement could result in delays or restrictions with respect to the fund’s ability to dispose of the underlying securities. In addition, a reverse repurchase agreement may be considered a form of leverage and may, therefore, increase fluctuations in the fund’s NAV.
Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
Illiquidity of shares risk. The fund is a closed-end investment company designed primarily for long-term investors and is not intended to be a trading vehicle. The fund does not currently intend to list Shares for trading on any national securities exchange. There is no secondary trading market for Shares, and it is not expected that a secondary market will develop. Shares therefore are not readily marketable. At the discretion of the Board and provided that it is in the best interests of the fund and Shareholders to do so, the fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers.  The fund is not required to conduct tender offers and may be less likely to conduct tender offers during periods of exceptional market conditions.
Investments held in non-US or US Subsidiaries. To qualify as a regulated investment company (“RIC”) for any taxable year, the fund must, among other things, satisfy a gross income test for such taxable year. Specifically, at least 90% of the fund’s gross income for such taxable year must consist of dividends; interest; payments with respect to certain securities loans; gains from the sale or other disposition of stock, securities or foreign currencies; other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and net income derived from interests in “qualified publicly traded partnerships” (such income, “Qualifying RIC Income”). Income from certain Asset-Based Lending Investments will not be Qualifying RIC Income. In order to avoid receiving non-qualifying income from such investments, the fund may invest in those Asset-Based Lending Investments indirectly through one or more subsidiaries organized outside of the United States (each a “Non-US Subsidiary”). Income from certain Asset-Based Lending Investments will not be Qualifying RIC Income and, in some cases, income from those Asset-Based Lending Investments also would result in “effectively connected income” if received by a Non-US Subsidiary. For that reason, certain Asset-Based Lending Investments may be held by the fund indirectly through one or more subsidiaries organized in the United States (each, a “Domestic Subsidiary”). The fund complies with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with each Domestic and Non-US Subsidiary. The Advisor complies with the applicable provisions of Section 15 of the 1940 Act with respect to the investment advisory contracts for the fund and each Domestic and Non-US Subsidiary. Each Domestic and Non-US Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody.
Lending risk. The fund may originate loans to, or purchase, assignments of or participations in loans made to, various issuers, including distressed loans. Such investments may include senior secured, junior secured and mezzanine loans and other secured and unsecured debt that has been recently originated or that trade on the
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secondary market. The value of the fund’s investments in loans may be detrimentally affected to the extent a borrower defaults on its obligations, there is insufficient collateral and/or there are extensive legal and other costs incurred in collecting on a defaulted loan.
Leveraging risk. Issuing preferred shares or using derivatives may result in a leveraged portfolio. Leveraging long exposures increases a fund’s losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The fund also utilizes a Liquidity Agreement to increase its assets available for investment.
LIBOR discontinuation risk. Certain debt securities, derivatives and other financial instruments have traditionally utilized LIBOR as the reference or benchmark rate for interest rate calculations. However, following allegations of manipulation and concerns regarding liquidity, the U.K. Financial Conduct Authority (UK FCA) announced that LIBOR would be discontinued as of June 30, 2023. The UK FCA elected to require the ICE Benchmark Administration Limited, the administrator of LIBOR, to continue publishing a subset of British pound sterling and U.S. dollar LIBOR settings on a “synthetic” basis. The synthetic publication of the three-month sterling LIBOR will continue until March 31, 2024, and the publication of the one-, three and six-month U.S. dollar LIBOR will continue until September 30, 2024.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. Market participants have adopted alternative rates such as Secured Overnight Financing Rate (SOFR) or otherwise amended financial instruments referencing LIBOR to include fallback provisions and other measures that contemplated the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight U.S. Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.
Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
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Regular repurchase offers risk. The fund’s repurchase offer policy may have the effect of decreasing the size of the fund over time absent significant new investments in the fund. It may also force the fund to sell assets it would not otherwise sell and/or to maintain an increased amount of cash or liquid investments at times. It may also reduce the investment opportunities available to the fund and cause its expense ratio to increase.
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ADDITIONAL INFORMATION

Unaudited
The fund is a continuously offered non-diversified, closed-end management investment company, shares of which were initially offered to the public in July 2022.
Dividends and distributions
During the year ended October 31, 2023, distributions from net investment income totaling $1.0750, $1.0137 and $0.8662 per share were paid to shareholders for Class I, Class D and Class S, respectively. The dates of payments and the amounts per share for each class were as follows:
Payment Date	Class I	Class D	Class S
December 30, 2022	$0.2763	$0.2525	$0.1955
April 3, 2023	$0.1125	$0.1002	$0.0706
July 3, 2023	$0.2527	$0.2403	$0.2101
October 2, 2023	$0.4335	$0.4207	$0.3900
Total	$1.0750	$1.0137	$0.8662
Dividend reinvestment plan
Pursuant to the Dividend Reinvestment Plan (DRP) established by the fund, each shareholder will automatically be a participant under the DRP and have all income distributions, whether dividend distributions or capital gains distributions, automatically reinvested in additional shares. Election not to participate in the DRP and to receive all income distributions, whether dividend distributions or capital gains distributions, in cash may be made by notice to a shareholder’s intermediary (who should be directed to inform the fund). A shareholder is free to change this election at any time. If, however, a shareholder elects to change its election within 95 days prior to a distribution, the request will be effective only with respect to distributions after the 95-day period. A shareholder whose shares are registered in the name of a nominee (such as an intermediary) must contact the nominee regarding its status under the DRP, including whether such nominee will participate on such shareholder’s behalf as such nominee will be required to make any such election.
Generally, for U.S. federal income tax purposes, shareholders receiving shares under the DRP will be treated as having received a distribution equal to amount payable to them in cash as a distribution had the shareholder not participated in the DRP.
Shares will be issued pursuant to the DRP at their NAV determined on the next valuation date following the ex-dividend date (the last date of a dividend period on which an investor can purchase shares and still be entitled to receive the dividend). There is no sales load or other charge for reinvestment. A request for change of participation/non-participation status in the DRP must be received by the fund within the above timeframe to be effective for that dividend or capital gain distribution. The fund may terminate the DRP at any time upon written notice to the participants in the DRP. The fund may amend the DRP at any time upon 30 days’ written notice to the participants. Any expenses of the DRP will be borne by the fund.
A shareholder holding shares that participate in the DRP in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the DRP. For further information on the DRP contact the fund at 800-225-6020.
Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
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Regular Mail:
SS&C GIDS, Inc.
80 Lamberton Road
Windsor, Connecticut 06095
Registered or Overnight Mail:
SS&C GIDS, Inc.
80 Lamberton Road
Windsor, Connecticut 06095
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
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Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Fund since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan,[2] Born: 1945	2022	179
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
William H. Cunningham,[2] Born: 1944	2022	177
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey,[2] Born: 1946	2022	179
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Fund Principal occupation(s) during past 5 years	Trustee of the Fund since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2022	177
President and Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (2018-2023); Director and Chairman, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Chairman, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); Director and Chairman, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (2007-2023, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

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Principal officers who are not Trustees
Name, year of birth Position(s) held with Fund Principal occupation(s) during past 5 years	Current Position(s) with the Fund since
Kristie M. Feinberg, Born: 1975	2023
President
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2023); CFO and Global Head of Strategy, Manulife Investment Management (2021-2023, including prior positions); CFO Americas & Global Head of Treasury, Invesco, Ltd., Invesco US (2019-2020, including prior positions); Senior Vice President, Corporate Treasurer and Business Controller, Oppenheimer Funds (2001-2019, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2023).
Charles A. Rizzo, Born: 1957	2022
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2022
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2022
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2022
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-6020.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
78	JOHN HANCOCK ASSET-BASED LENDING FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson*
Andrew G. Arnott†
William H. Cunningham*
Grace K. Fey*
Officers
Andrew G. Arnott†
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Marathon Asset Management LP
Portfolio Managers
Ed Cong
Louis Hanover
Andrew Springer
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
SS&C GIDS, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
Ernst & Young LLP

† Non-Independent Trustee
* Member of the Audit Committee
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-6020.
The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.
You can also contact us:
800-225-6020	Regular mail:	Express mail:
jhinvestments.com	SS&C GIDS, Inc. 80 Lamberton Road Windsor, Connecticut 06095	SS&C GIDS, Inc. 80 Lamberton Road Windsor, Connecticut 06095
ANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	79

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-6020, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Dynamic Municipal Bond ETF
John Hancock Fundamental All Cap Core ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Asset-Based Lending Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
P16A 10/23
12/2023

ITEM 2. CODE OF ETHICS.

As of the end of the year, October 31, 2023, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer, Principal Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Grace K. Fey is the audit committee financial expert, and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees for John Hancock Asset Based Lending Fund billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $150,000 for the fiscal year ended October 31, 2023 and $70,000 for the fiscal year ended October 31, 2022. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

The aggregate fees for John Hancock Asset Based Lending Fund for audit-related fees amounted to $4,000 for the fiscal year ended October 31, 2023 and $0 for the fiscal year ended October 31, 2022. The nature of the services comprising the audit-related fees was the review of the registrant's registration statement. These fees were billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees for John Hancock Asset Based Lending Fund billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $44,100 for the fiscal year ended October 31, 2023 and $15,750 for the fiscal year ended October 31, 2022. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

All other fees for John Hancock Asset Based Lending Fund billed to the registrant or control affiliates for products and services provided by the principal accountant were $0 for the fiscal year ended October 31, 2023 and $0 for the fiscal year ended October 31, 2022.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

John Hancock Asset Based Lending Fund's (fund) Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant, for the fiscal year ended October 31, 2023, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates were $3,149,267 for the fiscal year ended October 31, 2023 and $3,037,604 for the fiscal year ended October 31, 2022.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

(i)Not applicable.

(j)Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Grace K. Fey - Chairperson

William H. Cunningham

Hassell H. McClellan

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

See attached exhibit - Proxy Voting Policies and Procedures.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Information about the Marathon Asset Management LP ("Marathon") portfolio managers

Below is a list of the Marathon portfolio managers who share joint responsibility for the day-to-day investment management of the Fund. It provides a brief summary of their business careers over the past five years. The information provided is as of the filing date of this N-CSR.

Ed Cong

Portfolio Manager

Managed the Fund since inception in 2022

Joined Marathon in 2006

Louis Hanover

Co-Founder, Managing Partner and Chief Investment Officer

Managed the Fund since inception in 2022

Co-Founded Marathon in 1998

Andrew Springer

Senior Portfolio Manager

Managed the Fund since inception in 2022

Joined Marathon in 2003

Other Accounts the Portfolio Managers are Managing

The table below indicates, for each portfolio manager, information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of October 31, 2023. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

	Registered Investment		Other Pooled
	Companies		Investment Vehicles		Other Accounts

	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets
	Accounts	$Million	Accounts	$Million	Accounts	$Million

Ed Cong	1	$113.5	29	$8,889.8	4	$437.4

Louis	8	$812.8	106	$18,920.1	26	$3,166.3
Hanover

Andrew	1	$113.5	36	$9,373.5	4	$437.4

Springer

Number and value of accounts within the total accounts that are subject to a performance-based advisory fee:

Registered Investment	Other Pooled
Companies	Investment Vehicles	Other Accounts

		Total	Number	Total	Number	Total
	Number of	Assets	of	Assets	of	Assets
	Accounts	$Million	Accounts	$Million	Accounts	$Million

Ed Cong	1	$113.5	25	$6,758.3	4	$437.4

Louis	3	$244.9	78	$14,080.2	13	$1,706.4
Hanover

Andrew	1	$113.5	32	$7,242.1	4	$437.4
Springer

Conflicts of Interest. Material conflicts of interest exist whenever a portfolio manager simultaneously manages multiple accounts. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include accounts of other registered investment companies for which the Subadvisor serves as sub-advisor, private pooled investment vehicles and other accounts. The Subadvisor has adopted aggregation and allocation of investments procedures designed to ensure that all of its clients are treated fairly and equitably over time and to prevent this form of conflict from influencing the allocation of investment opportunities among its clients. As a general matter, the Subadvisor will offer clients the right to participate in all investment opportunities that it determines are appropriate for the client in view of relative amounts of capital available for new investments, each client's investment program, and the then current portfolios of its clients at the time an allocation decision is made. As a result, in certain situations priority or weighted allocations can be expected to occur in respect of certain accounts, including but not limited to situations where clients have differing: (A) portfolio concentrations with respect to geography, asset class, issuer, sector or rating, (B) investment restrictions, (C) tax or regulatory limitations, (D) leverage limitations or volatility targets, (E) ramp up or ramp down scenarios or (F) counterparty relationships. The Subadvisor maintains conflicts of interest policies and procedures containing provisions designed to prevent potential conflicts related to personal trading, allocation, and fees among other potential conflicts of interest. Such potential conflicts and others are disclosed in Subadvisor's Form ADV Part 2A filing.

Compensation of Portfolio Managers. The Subadvisor has adopted a system of compensation for portfolio managers and others involved in the investment process that is applied systematically among investment professionals. The Advisor pays the Subadvisor a fee consisting of two components – a base management fee based on the assets under management and an incentive fee based upon pre-incentive fee net investment income attributable to each Share Class, and shall be calculated and accrued on a monthly basis while being determined and payable in arrears as of the end of each fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return based on a Class's average beginning monthly net assets for the applicable quarterly payment period, equal to 1.25% per quarter (or an annualized hurdle rate of 5%) subject to a "catch up" feature, as set forth in the Subadvisory Agreement between the Subadvisor and the Advisor. The Subadvisor pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Fund. Such compensation consists of an annual salary and a discretionary year-end bonus for the Subadvisor's employees.

Share Ownership by Portfolio Managers. The following table indicates as of October 31, 2023, the value of shares beneficially owned by the portfolio managers in the Fund.

Range of
Beneficial
Ownership in the
Portfolio Manager	Fund

Ed Cong	$100,001-$500,000

Louis Hanover	None

Andrew Springer	None

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a)The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Proxy Voting Policies and Procedures are attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Asset Based Lending Fund

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	December 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	December 22, 2023
By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	December 22, 2023